                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


                            International Equity Fund
                               Global Equity Fund
                          (formerly Global Assets Fund)
                                New Pacific Fund
                              Emerging Markets Fund
                                Global Bond Fund





                           Class A o Class B o Class C




                                   Prospectus
                                 March 30, 1999

                        International and Global Funds



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents


Fund profiles                                  page  2
International Equity Fund                            2
Global Equity Fund                                   4
New Pacific Fund                                     6
Emerging Markets Fund                                8
Global Bond Fund                                    11


How we manage the Funds                        page 13
Our investment strategies                           13
      International Equity Fund                     13
      Global Equity Fund                            13
      New-Pacific Fund
      Emerging Market Fund
      Global Bond Fund                              15
The securities we typically invest in               19
The risks of investing in the Funds                 22

Who manages the Funds                          page 25
Investment managers and sub-advisers                25
Portfolio managers                                  25
Fund administration (Who's who)                     28

About your account                             page 29
Investing in the Funds                              29
      Choosing a share class                        29
      How to reduce your sales charge               31
      How to buy shares                             32
      Retirement plans                              33
      How to redeem shares                          34
      Account minimums                              35
      Special services                              36
Dividends, Distributions and Taxes                  37



Certain management considerations              page 38


Financial information                          page 40


Appendix A - Bond ratings                      page 50

Appendix B - Additional information on         page 51
investment policies and
risk considerations

Profile: International Equity Fund

What are the Fund's goals?
The International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.


In selecting investments for the Fund,

o we place emphasis on identifying companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 32.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the International Equity Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past seven calendar years, as well as the average annual returns of all shares for the one and five year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a voluntary expense cap in place for this Fund.



[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)


1992              -1.46%
1993              28.20%
1994              1.65%
1995              11.52%
1996              20.23%
1997              4.26%
1998              9.03%

The Fund's Class A shares had a 0.63% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Class A's highest return was 13.35% for the quarter ended December 31, 1998 and its lowest return was -13.72% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 3 do include the sales charge.


How has the International Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/98



CLASS            A                        B                       C                           Morgan Stanley Capital
                                                                                              International EAFE Index **
                                          (if redeemed)*          (if redeemed)*
                 (inception 10/31/91)     (inception 9/6/94)      (inception 11/29/95)
1 year           2.77%                    3.21%                   7.29%                       20.33%
5 years          7.87%                    N/A                     N/A                         9.50%
Lifetime         9.07%                    7.33%                   10.92%                      8.97%

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 8.21% and 7.70%, respectively, for the one-year and lifetime periods. Returns for Class C would be 8.29%, and 10.92%, respectively, for the one-year and lifetime periods.
** The Morgan Stanley Capital International EAFE Index return shown is for the A Class lifetime period. The Index returns for Class B and Class C lifetime periods were 9.02% and 10.46%, respectively. Maximum sales charges are included in the Fund returns above.

What are the International Equity Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

-------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                            A              B         C
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    5.75%           none       none
-------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                             none(1)       5%2        1%3
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
Reinvested dividends                                             none          none       none
-------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                                  none          none       none
-------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


CLASS                                                 A           B          C
--------------------------------------------------------------------------------
Management fees                                     0.75%       0.75%      0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.30%       1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                      0.65%       0.65%      0.65%
--------------------------------------------------------------------------------
Total operating expenses                            1.70%       2.40%      2.40%
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 4 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


CLASS(5)            A           B       B               C        C
                                   (if redeemed)           (if redeemed)
---------------------------------------------------------------------------
1 year              $738       $743           $243      $343          $243
---------------------------------------------------------------------------
3 years           $1,080     $1,048           $748      $748          $748
---------------------------------------------------------------------------
5 years           $1,445     $1,480         $1,280    $1,280        $1,280
---------------------------------------------------------------------------
10 years          $2,468     $2,563         $2,563    $2,736        $2,736
---------------------------------------------------------------------------


1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
4. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
5. The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: Global Equity Fund

What are the Fund's goals? The Global Equity Fund seeks long-term total return. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in U.S and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,
o we try to identify companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability and lax accounting and regulatory standards. The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 32.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.



How has the Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past four calendar years, as well as the average annual returns of all shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return (Class A)


1995              24.73%
1996              15.50%
1997              11.04%
1998              8.54%


The Fund's Class A shares had a 0.83% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Class A's highest return was 11.24% for the quarter ended December 31, 1998 and its lowest return was -9.60% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 5 do include the sales charge.

How has the Global Equity Fund performed? (continued)


                                                                               Average annual returns for periods ending 12/31/98


       CLASS                      A                       B                      C                       Morgan Stanley
                                                                                                         Capital International
                                                                                                         World Index**
                                                          (if redeemed)*         (if redeemed)*
                                  (Inception              (Inception 12/27/94)   (Inception 11/29/95)
                                  12/27/94)
       1 year                     2.33%                   2.75%                  6.78%                   24.80%
       Lifetime                   13.03%                  13.57%                 11.30%                  19.01%

The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities. *If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 7.75% and 13.91%, respectively, for the one-year and lifetime periods. Returns for Class C would be 7.78% and 11.30%, respectively, for the one-year and lifetime periods.

** The Morgan Stanley Capital International World Index return shown is for the Class A and Class B lifetime period. The Index return for Class C lifetime period was 18.83%. Maximum sales charges are included in the Fund returns above.

What are the Global Equity  Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

-------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                            A           B            C
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on

Purchases as a percentage of offering price                    5.75%        none          None
-------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                           none(1)        5%(2)         1%(3)
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none          None         none
-------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                                none          None         none
-------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
CLASS                                               A          B         C
--------------------------------------------------------------------------------
Management fees4                                   0.85%     0.85%      0.85%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees              0.30%     1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                     0.94%     0.94%      0.94%
--------------------------------------------------------------------------------
Total operating  expenses5                      2.09%     2.79%      2.79%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


CLASS 7             A         B             B             C          C
                                    (no redemption)             (no redemption)
-------------------------------------------------------------------------------
1 year             $775       $782              $282       $382           $282
-------------------------------------------------------------------------------
3 year           $1,192     $1,165              $865       $865           $865
-------------------------------------------------------------------------------
5 year           $1,634     $1,674            $1,474     $1,474         $1,474
-------------------------------------------------------------------------------
10 year          $2,857     $2,952            $2,952     $3,119         $3,116
-------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
4. Beginning April 1, 1999, a new management fee schedule will be in effect. The fee table has been restated to reflect this new schedule.
5. The investment manager has agreed to waive fees and pay expenses from June 1, 1998 through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.55% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund. The following table shows actual operating expenses, reflecting the Manager's current fee waivers and payments.

             Actual Fund expenses including voluntary expense caps

CLASS                                      A             B              C

Management fees                           0.61%         0.61%         0.61%
Distribution and service (12b-1) fees     0.30%         1.00%         1.00%
Other expenses                            0.94%         0.94%         0.94%
Total operating expenses                  1.85%         2.55%         2.55%


6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 4.
7. The Class B example reflects the conversion of Class B Shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: New Pacific Fund

What are the Fund's goals?
New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in the Pacific Basin. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin. These countries include, but are not limited to, Australia, China, Hong Kong, Japan, Philippines, Singapore, Taiwan and Malaysia. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual countries to determine how much of the portfolio should be allocated to companies located there and also individual companies. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management, and whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of the securities held by the Fund may increase and decrease, sometimes rapidly and unpredictably. Therefore, the Fund's share price could increase or decrease significantly, particularly over the short term. Because the Fund invests in foreign securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability or lax accounting and regulatory standards. These risks and others are described more fully on page 32.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the New Pacific Fund performed?
This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past five calendar years, as well as average annual returns of all shares for one and five years and since inception, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

 [GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

1998                       -22.24%
1997                       -31.85%
1996                         7.72%
1995                        -3.75%
1994                       -11.02%

The Fund's Class A shares had a -26.39% fiscal year-to-date return as of January 31, 1999. During the periods illustrated in this bar chart, Class A's highest return was 16.01% for the quarter ended December 31, 1998 and its lowest return was -26.10% for the quarter ended December 31, 1997.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 7 do include the sales charge.

How has the New Pacific Fund performed? (continued)

                                                                       Average annual returns for periods ending 12/31/98

CLASS             A                      B                      C                     Morgan Stanley
                                         (if redeemed)*         (if redeemed)*        Pacific Index**
                  (Inception 12/3/93)    (Inception 3/29/94)    (Inception 7/7/94)

1 year            -26.69%                -26.69%                -23.52%                      2.69%
5 years           -14.36%                   N/A                    N/A                      -3.95%
Lifetime**        -12.81%                -12.66%                -13.42%                     -2.60%

The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.
* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be -22.83% and -12.31% for the one-year and lifetime periods, respectively. Returns for Class C would be -22.74% and -13.42% for the one-year and lifetime periods, respectively.
** The Morgan Stanley Pacific Index return is for Class A lifetime period. The Index returns for Class B and Class C lifetime periods were -5.73% and -8.07%, respectively. Maximum sales charges are included in the Fund returns above.

What are the New Pacific Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

 ------------------------------------------------------ ----------- ---------- ----------
 CLASS                                                         A           B         C
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum sales charge (load) imposed on purchases as         5.75%       none       none
 a percentage of offering price
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum contingent deferred sales charge (load) as a        none1        5%2        1%3
 percentage of original purchase price or redemption
 price, whichever is lower
 ------------------------------------------------------ ----------- ---------- ----------
 Maximum sales charge (load) imposed on reinvested            none       none       none
 dividends
 ------------------------------------------------------ ----------- ---------- ----------
 Redemption fees                                              none       none       none
 ------------------------------------------------------ ----------- ---------- ----------


Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

 ------------------------------------------------------ ----------- ---------- ----------
 Management fees4                                            0.85%      0.85%      0.85%
 ------------------------------------------------------ ----------- ---------- ----------
 Distribution and service (12b-1) fees                      0.30%5      1.00%      1.00%
 ------------------------------------------------------ ----------- ---------- ----------
 Other expenses                                              2.13%      2.13%      2.13%
 ------------------------------------------------------ ----------- ---------- ----------
 Total operating expenses6                                   3.28%      3.98%      3.98%
 ------------------------------------------------------ ----------- ---------- ----------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.7This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


 -------------- -------------- ------------- ------------------- -------------- ------------------
 CLASS8           A            B             B                   C              C
                                             (if redeemed)                      (if redeemed)
 ---------------- ------------ ------------- ------------------- -------------- ------------------
 1 year                  $887          $900                $400           $500               $400
 ---------------- ------------ ------------- ------------------- -------------- ------------------
 3 years               $1,527        $1,512              $1,212         $1,212             $1,212
 ---------------- ------------ ------------- ------------------- -------------- ------------------
 5 years               $2,189        $2,241              $2,041         $2,041             $2,041
 ---------------- ------------ ------------- ------------------- -------------- ------------------
 10 years              $3,946        $4,041              $4,041         $4,189             $4,189
 ---------------- ------------ ------------- ------------------- -------------- ------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. Beginning April 1, 1999, a new management fee schedule will be in effect. The fee table has been restated to reflect this new schedule.

5. Prior to May 6, 1996, 12b-1 Plan expenses for Class A shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%. The expense information has been restated to reflect that change.

6. The investment manager has agreed to waive fees and pay expenses from May 1, 1998 through April 30, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment were different prior to May 1, 1998.

             Actual Fund expenses including voluntary expense caps

CLASS                                      A             B              C

Management fees                           0.00%         0.00%         0.00%
Distribution and service (12b-1) fees     0.30%         1.00%         1.00%
Other expenses                            1.70%         1.70%         1.70%
Total operating expenses                  2.00%         2.70%         2.70%


7. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. The example does not reflect the voluntary expense limitation discussed in footnote 6.

8. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Emerging Markets Fund

What are the Fund's goals?
The Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries that are considered to be emerging or developing. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income. We may invest up to 35% of the Fund's net assets in emerging market fixed-income securities. All of these may be high yield, high risk fixed-income securities.

In selecting investments for the Fund

o we try to identify companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 32.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of all shares for the past year end and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)




1997     1.33%
1998     -36.40%


The Fund's Class A shares had a -43.03% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Class A's highest return was 13.25% for the quarter ended June 30, 1997 and its lowest return was -26.03% for the quarter ended June 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below include the sales charge.

How has the Emerging Markets Fund performed? (continued)


                                                                               Average annual returns for periods ending 12/31/98

       CLASS                      A              B                 C                    Morgan Stanley Capital International
                                                                                        Emerging Markets Free Index

                                                 (if redeemed)*    (if redeemed)*

       1 year                     -40.05%        -39.98%           -37.46%              -25.34%
       Since Inception            -17.29%        -16.86%           -15.94%              -16.74%
       (6/10/96)

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be -36.82% and -15.94%, respectively, for the one-year and lifetime periods. Returns for Class C would be -36.82% and -15.94%, respectively, for the one-year and lifetime periods.

What are the Emerging Market Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

-------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                          A            B          C

-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                    5.75%        none       none
-------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                           none1        5%2        1%3
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
reinvested dividends                                           none         none       none
-------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                                none         none       none
-------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

------------------------------------------------- ------------ ------------ -----------
CLASS                                                  A            B           C
------------------------------------------------- ------------ ------------ -----------
Management fees                                   1.25%        1.25%        1.25%
------------------------------------------------- ------------ ------------ -----------
Distribution and service (12b-1) fees              0.30% 4     1.00%        1.00%
------------------------------------------------- ------------ ------------ -----------
Other expenses                                    2.36%        2.36%        2.36%
------------------------------------------------- ------------ ------------ -----------
Total operating expenses 5                        3.91%        4.61%        4.61%
------------------------------------------------- ------------ ------------ -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(7)           A           B            B                    C           C
                                            (if redeemed)                    (if redeemed)
----------------- ----------- ------------ -------------------- ----------- -------------------
1 year                  $946         $962                 $462        $562                $462
----------------- ----------- ------------ -------------------- ----------- -------------------
3 years               $1,699       $1,691               $1,391      $1,391              $1,391
----------------- ----------- ------------ -------------------- ----------- -------------------
5 years               $2,468       $2,528               $2,328      $2,328              $2,328
----------------- ----------- ------------ -------------------- ----------- -------------------
10 years              $4,467       $4,552               $4,552      $4,701              $4,701
----------------- ----------- ------------ -------------------- ----------- -------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4 The distributor has agreed to waive a portion of 12b-1 fees from February 1, 1998 through May 31, 1999 in order to prevent these fees from exceeding 0.25% of average daily net assets.

5. The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap.

             Actual Fund expenses including voluntary expense caps

CLASS                                      A             B              C

Management fees                           0.00%         0.00%         0.00%
Distribution and service (12b-1) fees     0.25%         1.00%         1.00%
Other expenses                            1.70%         1.70%         1.70%
Total operating expenses                  1.95%         2.70%         2.70%


6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. This example does not reflect the voluntary expenses cap described in footnotes 4 and 5.

7. The Class B example reflects the conversion of Class B Shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: Global Bond Fund

What are the Fund's goals?

The Global Bond Fund seeks current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund

o we discount the value of future anticipated interest and redemption payments, adjusted to reflect the effects of inflation, back to what they would be worth if they were being paid today in order to compare the value of different investments.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 32.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the four calendar years since its inception, as well as the average annual returns of all shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return (Class A)




1995              20.87%
1996              11.87%
1997              0.67%
1998              7.30%

The Fund's Class A shares had a 3.66% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Class A's highest return was 5.82% for the quarter ended October 31, 1998 and its lowest return was -1.41% for the quarter ended July 31, 1998.

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

How has the Global Bond Fund performed? (continued)

                                                                               Average annual returns for periods ending 12/31/98


   CLASS               A                        B                      C                       Salomon Smith Barney World
                                                                                               Government Bond Index**
                                                (if redeemed)*         (if redeemed)*
                       (Inception 12/27/94)     (Inception 12/27/94)   (Inception 11/29/95)
   1 year              2.20%                    2.55%                  5.59%                   15.31%
   Lifetime            8.57%                    8.76%                  6.03%                    9.27%

The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 6.55% and 9.14%, respectively, for the one-year and lifetime periods. Returns for Class C would be 6.59% and 6.03%, respectively, for the one-year and lifetime periods.

** The Salomon Smith Barney World Government Bond Index return shown is for the A Class and B Class lifetime period. The Index return for Class C lifetime period was 6.38%. Maximum sales charges are included in the Fund returns above.

What are the Global Bond Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

-------------------------------------------------------------- ------------ ---------- ----------
CLASS                                                            A            B          B
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    4.75%        none       none
-------------------------------------------------------------- ------------ ---------- ----------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                           none1        4%2        1%3
-------------------------------------------------------------- ------------ ---------- ----------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none         none       none
-------------------------------------------------------------- ------------ ---------- ----------
Redemption fees                                                none         none       none
-------------------------------------------------------------- ------------ ---------- ----------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.
------------------------------------------------- -------- -------- -------
CLASS                                               A         B       C
------------------------------------------------- -------- -------- -------
Management fees                                   0.75%    0.75%    0.75%
------------------------------------------------- -------- -------- -------
Distribution and service (12b-1) fees             0.30%    1.00%    1.00%
------------------------------------------------- -------- -------- -------
Other expenses                                    0.54%    0.54%    0.54%
------------------------------------------------- -------- -------- -------
Total operating expenses(4)                       1.59%    2.29%    2.29%
------------------------------------------------- -------- -------- -------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ----------- ------------ -------------------- ----------- -------------------
CLASS 6               A             B               B               C              C
                                            (if redeemed)                 (if redeemed)
----------------- ----------- ------------ -------------------- ----------- -------------------
1 year                  $629         $632                 $232        $332                $232
----------------- ----------- ------------ -------------------- ----------- -------------------
3 years                 $953       $1,015                 $715        $715                $715
----------------- ----------- ------------ -------------------- ----------- -------------------
5 years               $1,299       $1,425               $1,225      $1,225              $1,225
----------------- ----------- ------------ -------------------- ----------- -------------------
10 years              $2,274       $2,450               $2,450      $2,626              $2,626
----------------- ----------- ------------ -------------------- ----------- -------------------

1. A purchase of Class A shares at $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares within two years of purchase, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The investment manager has agreed to waive fees and pay expenses from December 1, 1998 through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

             Actual Fund expenses including voluntary expense caps

CLASS                                      A             B              C

Management fees                           0.46%         0.46%         0.46%
Distribution and service (12b-1) fees     0.30%         1.00%         1.00%
Other expenses                            0.54%         0.54%         0.54%
Total operating expenses                  1.30%         2.00%         2.00%


5. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 4.

6. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.



International Equity Fund
International Equity Fund seeks long-term growth without undue risk to principal. The Fund invests primarily in securities that provide the potential for capital appreciation and income. The Fund will invest in a broad range of equity securities including common stocks and, to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored depositary receipts.

We may purchase securities in any foreign country, developed or emerging. We currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may invest in countries not listed here.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and European Currency Unit (ECU). The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Global Equity Fund
Global Equity Fund seeks long-term total return. The Fund invests in U.S. and foreign equity securities that provide the potential for capital appreciation and income. The Fund will invest in a broad range of equity securities including common stocks and, to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored and unsponsored depositary receipts.

We will invest in securities traded in equity markets and denominated in currencies that we believe offer the best relative values within the global investment universe. We generally strive to identify undervalued securities. We analyze the issuing company's operations, financial statements and each company's current valuation. In the selection process, we place special emphasis on present dividend yield and expectations for dividend growth. We may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and European Currency Unit (ECU). The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. As a general matter, the Fund only invests in debt securities when we believe, considering the risks, that they offer better long-term potential returns with less risk that investments in equity securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

New Pacific Fund
New Pacific Fund seeks to maximize long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying size, measured by assets, sales and capitalization. The Fund will invest in companies in one or more of the following Pacific Basin countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

The Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. The Fund will invest in other countries or regions only after the decision to do so is disclosed in an amendment to this prospectus. Any amendment to this prospectus containing such a material change will be delivered to investors. While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments only in one or a few countries or regions.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights, warrants, and sponsored and unsponsored Depositary Receipts. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Emerging Markets Fund
Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks, and to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored and unsponsored depositary receipts.

We consider an "emerging country" to be any country that is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, or any country that is classified by the United Nations as developing. In addition, any country that is included in the IFC Free Index or MSCI Emerging Market Free Index is considered to be an "emerging country." As of the date of this prospectus, more than 130 countries met our definition of an emerging country. Approximately 40 of them currently have stock markets. This group of developing or emerging countries includes almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

In deciding whether a particular security is an emerging country security, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

        o the principal trading market for the company's securities is in a country that is emerging, based on the guidelines described above;
        o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or a combination of emerging and established markets;
        o the company is organized under the laws of an emerging market country or has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible, or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. We believe that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. Local or international political, economic or financial developments could support this trend and benefit the capital markets in such countries.

In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. The Fund may invest in Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. This is a representative list; we may invest in other countries, particularly as markets in other emerging countries develop.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

High Yield, High Risk Securities -- We may invest up to 35% of the Fund's net assets in fixed-income securities issued by emerging country companies, and/or foreign governments, their agents, instrumentalities or political sub-divisions, or fixed-income securities that are denominated in the currencies of emerging market countries, including so-called Brady Bonds. All of these may be high yield, high risk fixed income securities.

Please see "The securities we typically invest in" and "The risks of investing in the Funds" for additional investment strategies and risks associated with investing in these Funds.

Global Bond Fund

 Global Bond Fund seeks current income consistent with the preservation of investors' principal. Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation.

 The fixed income securities in which Global Bond Fund may invest include:
 o   foreign and U.S. government securities
 o debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or if unrated, are deemed to be of comparable quality by the portfolio manager.
 o debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. The International Bank for Reconstruction and Development (more commonly known as the World Bank) would be one example of a supranational entity.
 o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of issuers in developed countries. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the manager to be of equivalent quality. (See the section "The risks of investing in the Funds" on page 22.)
 o   zero-coupon bonds denominated in any currency.

We currently anticipate that for increased safety a large percentage of Global Bond Fund's assets will be invested in securities of supranational entities and in U.S. and foreign government securities.

 With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and securities of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the manager to be of comparable quality. However, a portion of the Fund's assets may also be invested in foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

 While the Fund may purchase securities of issuers in any foreign country, developed and emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan, and Thailand This is a representative list, and we may also invest in other countries.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We anticipate that the average weighted maturity of the portfolio will be in the five-to-ten year range. If we anticipate a declining interest rate environment; however, the average weighted maturity may be extended past ten years or if we anticipate a rising rate environment, the average weighted maturity may be shortened to less than five years.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.


------------------------------------------------------ -----------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------ -----------------------------------------------------------------------
Common stocks: Securities that represent               Consistent with their respective investment  objectives,
shares of ownership in a corporation. Stockholders     International Equity Fund, Global Equity Fund, Emerging Markets Fund
participate in the corporation's profits and losses,   and New Pacific Fund will invest their assets in common stocks,
proportionate to the number of shares they own.        some of which will be dividend paying stocks.
------------------------------------------------------ -----------------------------------------------------------------------
Corporate bonds: Debt obligations issued by U.S. or    Global Bond Fund may invest in corporate bonds generally rated A or
foreign corporations.                                  better by S&P and Baa by Moody's or if unrated, determined to be of comparable quality. Emerging Markets Fund and Global Bond Fund may also invest in lower rated, emerging markets corporate bonds. For temporary defensive purposes, International Equity Fund, Global Equity
                                                       Fund, and Emerging Markets Fund may invest in corporate obligations rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality. Global Equity Fund may seek to achieve growth by investing in such corporate bonds.
------------------------------------------------------ -----------------------------------------------------------------------
Foreign government securities: Debt obligations        Global Bond Fund will generally invest in securities by foreign
issued by issued by a government other than the        governments, their agencies, instrumentalities or political
United States or by an agency,                         subdivisions that are rated AAA or AA by S&P or Aaa or Aa by Moody's
instrumentality or political subdisivion of            if unrated, considered to be of comparable quality by Global Bond
such governments.                                      Fund's portfolio manager. A portion of Emerging Markets Fund's assets and a portion of Global Bond Fund's assets may be invested in foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

                                                       For temporary defensive purposes, International Equity Fund, Global
                                                       Equity Fund and Emerging Markets Fund may invest in high quality debt obligations of foreign governments, their agencies, instrumentalities and political sub-divisions. Global Equity Fund may seek to achieve growth by investing in foreign governmental debt securities.
------------------------------------------------------ -----------------------------------------------------------------------
U.S. government securities: Securities issued or       Global Bond Fund may invest only in U.S. government obligations,
guaranteed by the U.S. government or issued by an      including bills, notes and bonds that are issued or guaranteed as to
agency or instrumentality of the U.S. government.      the payment of principal and interest by the U.S. government and securities of U.S. government agencies or instrumentalities that are backed by the full faith and credit of the United States.
------------------------------------------------------ -----------------------------------------------------------------------


------------------------------------------------------ -----------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------ -----------------------------------------------------------------------
Foreign currency transactions:  A forward              Although the Funds value their assets daily in terms of U.S. dollars,
foreign contract involvesan obligation to              currency exchange they do not intend to convert their holdings of
purchase or sell a specific currency at a future       foreign currencies into U.S. dollars on a daily basis. Each Fund will,
date, which may be any fixed number                    however, from time to time, purchase or sell foreign currencies and/or
of days from the date of the contract, agreed upon     engage in parties, at forward foreign currency  exchange
by the parties, at a price set at the time of the      transactions. Each Fund may a price set at the time of the conduct its
contract.                                              foreign currency transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract. The
                                                       Funds will not use forward contracts for speculative purposes. A
                                                       Fund may use forward contracts for hedging purposes to attempt to protect the value of the Fund's current security or currency holdings or to "lock-in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. Investors should be aware of the costs of currency conversion.
------------------------------------------------------ -----------------------------------------------------------------------
American Depositary Receipts (ADRs), European          Each Fund may invest in sponsored and unsponsored ADRs, EDRs and
Depositary Receipts (EDRs), and Global Depositary      GDRs, generally focusing on underlying securities issued by foreign
Receipts (GDRs):  ADRs are receipts issued by a U.S.   issuers.
depositary (usually a U.S. bank) and EDRs and GDRs
are receipts issued by a depositary outside of the
U.S. (usually a non-U.S. bank or trust company or a
foreign branch of a U.S. bank).  Depositary receipts
represent an ownership interest in an underlying
security that is held by the depositary.  Generally,
the underlying security represented by an ADR is
issued by a foreign issuer and the underlying
security represented by an EDR or GDR may be issued
by a foreign or U.S. issuer.  Sponsored depositary
receipts are issued jointly by the issuer of the
underlying security and the depositary, and
unsponsored depositary receipts are issued by the
depositary without the participation of the issuer
of the underlying security.  Generally, the holder
of the depositary receipt is entitled to all
payments of interest, dividends or capital gains
that are made on the underlying security.
------------------------------------------------------ -----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term investment
and seller of securities in which the seller agrees    for a Fund's cash position. In order to enter into these repurchase
to buy the securities back within a specified time     agreements, the Fund must have collateral  in excess of 100% (and
at the same price the buyer paid for them, plus an     generally 102%) of the repurchase price.
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent   The collateral is usually securities issued or guaranteed by the
to cash.                                               U.S. government or its agencies or instrumentalities, or other securities in which the Funds may invest  directly.
------------------------------------------------------ -----------------------------------------------------------------------


------------------------------------------------------ -----------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------ -----------------------------------------------------------------------
Restricted and illiquid securities: Restricted         International Equity Fund, Global Equity Fund, New Pacific
securities are privately placed and securities whose   Fund and Global Bond Fund may each invest up to 10% of  the value of
resale is restricted under securities law or for       its net assets in illiquid securities. Emerging Markets Fund
other reasons, such as contractual restrictions.       may invest up to 15% of the value of its net assets in
Illiquid securities are those that cannot be sold or   illiquid securities.
disposed of in the ordinary course of business
within seven days at approximately the price at
which the security has been valued by the Fund.
Restricted securities are generally considered to be
illiquid except that a Fund may treat Rule 144A
securities as liquid based on their trading
markets.  Rule 144A securities are restricted
securities but may be freely traded among qualified
institutional buyers.
------------------------------------------------------ -----------------------------------------------------------------------
Zero coupon bonds:  Zero coupon  bonds are debt        Global Bond Fund and Emerging Markets Fund may invest in zero coupon
obligations  that do not entitle the holder to         bonds. The market prices of zero coupon bonds are generally more
any periodic payments of interest prior to maturity    volatile than the market prices of securities that pay interest
or a specified date when the securities begin paying   periodically and are likely to respond to changes in interest rates
current interest and, therefore, are issued and        to a greater degree than do non-zero coupon securities having similar
traded at a discount from their face amounts or par    maturities and credit quality.
value.
------------------------------------------------------ -----------------------------------------------------------------------
Brady bonds: These are debt securities issued under    Global Bond Fund and  Emerging Markets Fund may invest in
the framework of the Brady Plan, an initiative         Brady Bonds consistent with their respective investment
announced by the U.S. Treasury Secretary, Nicholas     objectives. We believe that the economic reforms undertaken by
F. Brady in 1989, as a mechanism for debtor nations    countries in connection with the issuance of Brady Bonds  can make
to restructure their outstanding external              the debt of countries that have issued or have announced plans to
indebtedness (generally, commercial bank debt).        issue Brady Bonds an attractive opportunity for investment.
------------------------------------------------------ -----------------------------------------------------------------------


The Funds may also invest in futures contracts, and options. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Portfolio turnover

Each Fund (other than New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in the Fund could result in additional brokerage commissions to be paid by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Borrowing from Banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities Lending:
Each Fund may loan up to one-quarter (one-third, in the case of New Pacific
Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- ----------------------------------------------------------------------
                        Risks                                               How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------
Market risk is the risk that all or a majority of the   We maintain a long-term investment approach and focus on stocks we securities in a certain market--like the stock or bond  believe can appreciate over an extended time frame regardless of
market--or in a certain country or region will          interim market fluctuations.  In deciding what portion of a
decline in value because of factors such as economic    Fund's portfolio should be invested in any individual country, we
conditions, future expectations or investor             evaluate a variety of factors, including valuations relative to
confidence.                                             other countries.

                                                        In addition, for temporary defensive purposes, each Fund (except
                                                        New Pacific Fund) may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign
                                                        governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities
                                                        (and which are backed by the full faith and credit of the U.S.
                                                        government), or issued by foreign or U.S. companies.

                                                        For temporary defensive purposes New Pacific Fund may invest up to
                                                        100% of its assets in money market instruments, cash or cash equivalents .
------------------------------------------------------- ----------------------------------------------------------------------
Industry and security risk is the risk that the value   We hold a number of different securities in a variety of sectors and
of securities in a particular industry or the value     limit the amount of each  Fund's assets invested in any one
of an individual stock or bond will decline because     security in order to minimize the impact that a poorly performing
of changing expectations for the performance of that    security would have on a Fund.
industry or for the individual company issuing the
stock or bond.
------------------------------------------------------- ----------------------------------------------------------------------
Interest rate risk is the risk that securities,         In an attempt to  limit Global Bond Fund's interest rate risk, we
particularly bonds with longer maturities, will         adjust the Fund's average weighted maturity based on our view of
decrease in value if interest rates rise.               interest rates. The Fund's average weighted maturity will generally be in the five-to-ten year range. When we anticipate that interest rates will decline, we may extend the average maturity beyond ten years and when we anticipate that interest rates will rise, we may shorten the average maturity to less than five years.

                                                        International Equity Fund, Global Equity Fund, New Pacific Fund and
                                                        Emerging Markets Fund are generally less affected by interest rate risk because they typically hold a smaller amount of fixed-income securities than Global Bond Fund.
------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------
                        Risks                                               How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------
Currency risk is the risk that the value of a Fund's    Each Fund may try to hedge its currency risk by purchasing foreign
investments may be negatively affected by changes in    currency exchange contracts. By agreeing to purchase or sell
foreign currency exchange rates. Adverse changes in     foreign securities at a pre-set price on a future date, the Funds
exchange rates may reduce or eliminate any gains        attempt to protect the value of the stock they own from future
produced by investments that are denominated in         changes in currency rates and to "lock-in" the price of securities
foreign currencies and may increase any losses.         it has agreed to purchase or sell in terms of U.S. dollars or other applicable currency. Each Fund will use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy  will be successful.
------------------------------------------------------  ----------------------------------------------------------------------
Political risk is the risk that countries or the        We  evaluate the political situations in the countries where we
entire region where we invest may experience            invest and take into account any potential risks before we select
political instability, which may cause greater          securities for the portfolio. However, there is no way to eliminate
fluctuation in the value and liquidity of our           political risk when investing internationally.
investments due to changes in currency exchange
rates, governmental seizures or nationalization of
assets.
------------------------------------------------------- ----------------------------------------------------------------------
Emerging markets risk is the possibility that the       New Pacific Fund , Emerging Markets Fund  and Global Bond Fund,
risks associated with international investing will be   carefully screen securities within emerging markets and  strive
greater in emerging markets than in more developed      to consider  material risks associated with an individual
foreign markets because, among other things, emerging   company. We cannot eliminate emerging market risk and consequently
markets may have less stable political and economic     encourage shareholders to invest in these Funds only if they have a
environments.                                           long-term time horizon, over which the potential of individual securities is more likely to be realized.
------------------------------------------------------- ----------------------------------------------------------------------
Inefficient market risk is the risk that foreign        The Funds will attempt to reduce these risks  by investing in a
markets may be less liquid, have greater price          number of different countries, performing credit analysis and
volatility, less regulation and higher transaction      noting trends in the economy, industries and financial markets.
costs than U.S. markets.
------------------------------------------------------- ----------------------------------------------------------------------
Information risk is the risk that foreign               We conduct fundamental research on the companies  we invest
companies may be subject to different accounting,       in rather than relying solely on information available through
auditing and financial reporting standards than U.S.    financial reporting. We believe this will help us to better uncover
companies. There may be less information available      any potential weaknesses in individual companies.
about foreign issuers than domestic issuers.
Furthermore, regulatory oversight of foreign issuers
may be less stringent or less consistently applied
than in the United States.
------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------
                        Risks                                               How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------
Nondiversified fund risk. Non-diversified funds         Global  Equity Fund , Emerging Markets Fund  and
are believed to be subject to greater risks because     Global Bond Fund will be non-diversified funds according to the 1940
adverse effects on their  individual investments        Act. In a diversified fund, 75% of the portfolio must be
may affect a larger portion of their overall assets.    diversified, meaning that within that portion of the portfolio, the
                                                        Fund cannot invest more than 5% of its net assets in an individual security. When a fund is non-diversified, it does not have to limit the percentage of assets invested in individual securities. However
                                                        Global Equity Fund, Emerging Markets Fund and Global Bond Fund do
                                                        intend to satisfy the Internal Revenue Code's diversification requirement, which says that for 50% of the Fund's assets, no more than 5% of net assets can be invested in any one individual security
                                                        This means that 50% of each of Global Equity Fund, Emerging Markets
                                                        Fund and Global Bond Fund must be spread among various securities, with no more than 5% of net assets invested in any single security.
                                                        The other 50% can be more concentrated with up to 25% invested in individual securities.

                                                        International Equity Fund and New Pacific Fund are diversified funds, not subject to this risk.
------------------------------------------------------- ----------------------------------------------------------------------
Foreign Government Securities Risks relates to the      Global Bond Fund  attempts to reduce the risks associated
ability of a foreign government or government related   with investing in foreign governments by focusing on
issuer to make timely  payments on its external         bonds rated within the two highest rating categories.  International
debt obligations.  This ability to make payments will   Equity Fund and Global Equity Fund attempt to reduce this risk by
be strongly influenced by the issuer's balance of       setting ratings standards and by limiting the portion of portfolio
payments, including export performance, its access to   assets that may be invested in such securities.  Emerging Markets
international credits and investments, fluctuations     Fund attempts to reduce this risk by limiting the portion of
in interest rates and the extent of its foreign         portfolio assets that may be invested in such securities.  Each of
reserves.                                               the Funds will attempt to limit this risk by performing credit analysis on the issuer of each security purchased and, in the case of International Equity Fund, Emerging Markets Fund and Global Equity
                                                        Fund, comparing the risk-reward potential of foreign government securities being considered to that offered by equity securities in determining whether to allocate assets to equity or fixed income investments.
------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------
                        Risks                                               How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities   Global Bond Fund may invest a portion of its assets in these
are those securities rated lower than BBB by S&P and    securities.  Emerging Markets Fund may invest up to 35% of its
Baa by Moody's. Securities of this type are             net assets in these securities.
considered to be of poor standing and predominantly
speculative as to the ability to repay interest and     We believe the high yields from these bonds have more than
principal .                                             compensated for their higher default rates in the past. There can be no assurance, however, that yields will continue to offset
Medium- and low-grade bonds may be issued as a          default rates in the future.  We intend to limit our investment in
consequence of corporate restructurings, such as        any one lower rated bond which can help to reduce the effect of an
leveraged buy-outs, mergers, acquisitions, debt         individual default on the Funds, and to limit our overall allocation
recapitalizations or similar events. Also these         of Fund assets to bonds in this category.  Such limitations may not
bonds are often issued by smaller, less creditworthy    protect the Funds from widespread bond defaults brought about by a
companies or by highly leveraged (indebted) firms,      sustained economic downturn.
which are generally less able than more financially
stable firms to make scheduled payments of interest     The economy and interest rates may affect these high yield, high
and principal.  The risks posed by bonds issued under   risk securities differently from other securities.  Prices have been
such circumstances are substantial.                     found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to make principal and interest payments obligations, to meet projected business goals and to obtain additional financing.
                                                        Changes by recognized rating agencies in their rating of any such security and in the ability of the issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect the
                                                        Funds' net asset value per share.
------------------------------------------------------- ----------------------------------------------------------------------

Who manages the Funds

Investment managers and sub-advisers
International Equity Fund, Global Equity Fund, Emerging Markets Fund and Global Bond Fund are managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for these Funds, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to  Global Equity Fund.
Delaware Management Company manages the U.S. securities portion of Global
Equity Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

 New Pacific Fund is managed by Delaware Management Company. AIB Govett, Inc.
is New Pacific Fund's sub-adviser. As sub-adviser, AIB Govett is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the AIB Govett's performance.

For the services they provided, the manager and sub-advisers, where applicable, were paid the following fees for the Funds' last fiscal year after giving effect to voluntary expense caps:

                           Investment Management Fees

-------------------------------------------------------------------------------------------------------------------------------
                                                    Global Equity         New       Emerging Markets   Global Bond Fund
                                   International           Fund           Pacific Fund          Fund
                                     Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
As a percentage of average
daily net assets                       0.75%            0.31%              none              none               0.41%
                                      === =====            =====              ====              ====               =====
-------------------------------------------------------------------------------------------------------------------------------



Portfolio managers

International Equity Fund
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

 Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International Advisers, has been the senior portfolio manager for the Fund since its inception. A graduate of the University of Warwick who began his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.

Global Equity Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers, has been the portfolio manager for the Fund since
July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder.

Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

New Pacific Fund
Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investments for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Emerging Markets Fund
Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund (please see International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert
Akester and Joshua A. Brooks.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a senior analyst and head of the South-East Asian Research team at James Capel, and as a fund manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Joshua A. Brooks, Senior Portfolio Manager of Delaware International Advisers, holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the emerging markets team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Global Bond Fund
Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. In making investment decisions for Global Bond Fund, Mr. Sims and Mr. Moth regularly consult with W. Hywel Morgan.

Ian G. Sims, Deputy Managing Director/Chief Investment Officer, Global Fixed Income and Director of Delaware International Advisers, has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International Advisers in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware International Advisers, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Management Ltd.

Christopher A Moth, Senior Portfolio Manager of Delaware International Advisers, became co-manager of Global Bond Fund in January 1997. Mr. Moth, a graduate of The City University London, joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

W. Hywel Morgan, Senior Portfolio Manager of Delaware International Advisers, was educated at the University of Wales and was subsequently an economics lecturer at Dundee University. Prior to joining Delaware International Advisers, he was Associate Director of the international fixed-income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a corporate economist & strategist at Ford of Europe and Esso Petroleum.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]



                                                            Board of Directors

Investment  Managers                                       The Funds                                Custodian
Delaware International Advisers Ltd.                                                           The Chase Manhattan Bank
Third Floor                                                                                    4 Chase Metrotech Center
80 Cheapside                                                                                   Brooklyn, NY 11245
London, England EC2V 6EE

Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

Sub-Advisers
Delaware Management Company

AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104


Portfolio managers                                            Distributor                      Service agent
(see page 36 for details)                                     Delaware Distributors, L.P.      Delaware Service Company, Inc.
                                                              1818 Market Street               1818 Market Street
                                                              Philadelphia, PA 19103           Philadelphia, PA 19103


                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge. Class A shares of Global Bond Fund have an up-front sales charge of up to 4.75%.

o If you invest $50,000 or more ($100,000 for Global Bond Fund), your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge unless purchased at net asset value and redeemed within the first two years from the date of purchase.

Class A sales charges
Global Bond Fund

-----------------------------------------------------------------------------------------------------------------------------
Amount of purchase               Sales charge as % of           Sales charge as % of amount    Dealer's commission as % of
                                 offering price                 invested                              offering price
-----------------------------------------------------------------------------------------------------------------------------
                                                       Global Bond
-----------------------------------------------------------------------------------------------------------------------------
Less than $100,000               4.75%                          5.03%                          4.00%
-----------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000      3.75%                          3.93%                          3.00%
-----------------------------------------------------------------------------------------------------------------------------
$250,000 but under  $500,000     2.50%                          2.56%                          2.00%
-----------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000    2.00%                          2.01%                          1.60%
-----------------------------------------------------------------------------------------------------------------------------


International Equity, Global Equity, New Pacific, Emerging Markets, Class A sales charges
-----------------------------------------------------------------------------------------------------------------------------------
Amount of purchase        Sales charge                    Sales charge as % of amount invested                      Dealer's
                            as % of                                                                              commission as %
                         offering price                                                                            of offering
                                                                                                                      price
-----------------------------------------------------------------------------------------------------------------------------------
                                          Global Equity     International     Emerging         New Pacific
                                                            Equity            Markets
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000        5.75%            6.10%             6.13%             6.13%            6.10%             5.00%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 but under        4.75%            5.00%             4.96%             5.05%            5.01%             4.00%
$100,000
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 but under       3.75%            3.90%             3.91%             3.83%            3.92%             3.00%
$250,000
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 but under       2.50%            2.57%             2.54%             2.60%            2.61%             2.00%
$500,000
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 but under       2.00%            2.06%             2.02%             1.99%            1.96%             1.60%
$1,000,000
-----------------------------------------------------------------------------------------------------------------------------------


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.

------------------------------------------------------------------------------------------------------------------------------
Amount of purchase               Sales charge as % of           Sales charge as % of amount    Dealer's commission as % of
                                 offering price                 invested                       offering price
------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million      none                           none                           1.00%
------------------------------------------------------------------------------------------------------------------------------
       Next $20 million
       Up to $25 million         none                           none                           0.50%
------------------------------------------------------------------------------------------------------------------------------
    Amount over $25 million      none                           none                           0.25%
------------------------------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. For Global Bond Fund B Class, the contingent deferred sales charge is 4% during the first two years, 3% during the third and fourth years after your purchase, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------
                  Program                     How it works                                         Share class
                                                                                          A          B                C
------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
-------------------------------------------------------------------------------------------------- shares to fulfill your
  Rights of accumulation                        You can combine your holdings             X        Letter of Intent or
                                                or purchases of all funds in the                   qualify for Rights of
                                                Delaware Investments family                        Accumulation.
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                X           Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                X        Not available.
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales
  401(k), 403(b)(7), and 457 Retirement         charges by combining the
  Plans                                         purchases of all members of the
                                                group. Members of these groups
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
------------------------------------------------------------------------------------------------------------------------------

                                       43

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]


Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at
 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800-523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, Distributions and Taxes
Dividends, if any, for International Equity Fund, Global Equity Fund and Global Bond Fund are paid quarterly, and for New Pacific Fund and Emerging Markets Fund are paid annually. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.


 The Funds are required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process . However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
International Equity Fund , Emerging Markets Fund and New Pacific Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on International Equity Fund, Emerging Markets Fund, New Pacific Fund and Foundation Funds as a result of these transactions.

Fund Companies
The Funds are separate series of the investment companies shown below.

Delaware Group Global & International Funds, Inc.
International Equity Fund
Global Equity Fund
Emerging Markets Fund
Global Bond Fund

Delaware Group Adviser Funds, Inc.
New Pacific Fund

Financial information
Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance . All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

                                                                      Class A Shares
-------------------------------------------------------------------------------------------------------------
International Equity Fund                                             Year Ended 11/30/
-------------------------------------------------------------------------------------------------------------
                                                        1998       1997        1996      1995       1994
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   14.650     $14.640    $12.190     $11.920   $11.250
-------------------------------------------------------------------------------------------------------------
Income (loss)  from investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income(1)                                0.273       0.220      0.490       0.297     0.140
----------------------------------------------------------------------------------------- -------------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                    0.957       0.245      2.385       0.628     0.895
-------------------------------------------------------------------------------------------------------------
Total from investment operations                        1.230       0.465      2.875       0.925     1.035
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income                  (0.395)     (0.435)    (0.280)     (0.185)   (0.225)
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                         (0.155)     (0.020)    (0.145)     (0.470)   (0.140)
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     (0.550)     (0.455)    (0.425)     (0.655)   (0.365)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.330     $14.650    $14.640     $12.190   $11.920
-------------------------------------------------------------------------------------------------------------
Total return(4)                                         8.75%       3.27%(5)  24.22%(5)    8.17%     9.23%(5)
-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $122,609    $112,425    $89,177     $62,251   $53,736
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 1.70%       1.70%      1.85%       2.07%     1.56%
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                           1.70%       1.71%      1.95%       2.07%     1.82%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                1.80%       1.46%      3.70%       2.57%     1.22%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets prior to expense limitation                    1.80%       1.45%      3.60%       2.57%     0.96%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         5%          8%         9%         21%       27%
-------------------------------------------------------------------------------------------------------------
Volatility                                              8.75%    3.27%(5)     24.22%(5)    8.17%     9.23%(5)
-------------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)


                                                                  Class B Shares
-----------------------------------------------------------------------------------------------------------
International Equity Fund                                          Year Ended 11/30/
-----------------------------------------------------------------------------------------------------------
                                                                                                 Period
                                                                                                9/6/94(2)
                                                                                                 through
                                                   1998         1997        1996        1995     11/30/94
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $14.560     $14.560     $12.130     $11.900    $12.860
-----------------------------------------------------------------------------------------------------------
Income (loss)  from investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income(1)                            0.168       0.114       0.398       0.278      0.036
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                0.962       0.246       2.377       0.567    (0.966)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                    1.130       0.360       2.775       0.845    (0.930)
-----------------------------------------------------------------------------------------------------------
Less dividends and distributions
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income              (0.255)     (0.340)     (0.200)     (0.145)    (0.030)
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                     (0.155)     (0.020)     (0.145)     (0.470)       none
-----------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.410)     (0.360)     (0.345)     (0.615)    (0.030)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $15.280     $14.560     $14.560     $12.130    $11.900
-----------------------------------------------------------------------------------------------------------
Total return(4)                                     8.03%       2.54%(5)   23.38%(5)    7.46%    (7.24%)(5)
-----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)           $37,775     $31,914     $10,878      $3,471       $624
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             2.40%       2.40%       2.55%       2.77%      2.26%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                       2.40%       2.41%       2.65%       2.77%      2.52%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                            1.10%       0.76%       3.00%       1.87%      0.52%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets prior to expense limitation                1.10%       0.75%       2.90%       1.87%      0.26%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                     5%          8%          9%         21%        27%
-----------------------------------------------------------------------------------------------------------
Volatility                                          8.03%       2.54%(5)   23.38%(5)    7.46%    (7.24%)(5)
-----------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)



                                                                 Class C Shsres
--------------------------------------------------------------------------------------------
International Equity Fund                                     Year Ended 11/30/
--------------------------------------------------------------------------------------------
                                                                                   Period
                                                                                 11/29/95(3)
                                                                                  through
                                                  1998       1997     1996        11/30/95
--------------------------------------------------------------------------------------------
Net asset value, beginning of period            $14.540    $14.540   $12.190      $12.240
--------------------------------------------------------------------------------------------
Income (loss)  from investment operations
--------------------------------------------------------------------------------------------
Net investment income(1)                          0.167      0.114     0.400         none
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies              0.963      0.246     2.375      (0.050)
--------------------------------------------------------------------------------------------
Total from investment operations                  1.130      0.360     2.775      (0.050)
--------------------------------------------------------------------------------------------
Less dividends and distributions
--------------------------------------------------------------------------------------------
Dividends from net investment income            (0.255)    (0.340)   (0.280)         none
--------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                   (0.155)    (0.020)   (0.145)         none
--------------------------------------------------------------------------------------------
Total dividends and distributions               (0.410)    (0.360)   (0.425)         none
--------------------------------------------------------------------------------------------
Net asset value, end of period                  $15.260    $14.540   $14.540      $12.190
--------------------------------------------------------------------------------------------
Total return(4)                                   8.04%   2.54%(5)    23.39%(5)          (6)
--------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)         $14,076    $11,811    $1,909           $5
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           2.40%      2.40%     2.55%             (6)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                     2.40%      2.41%     2.65%             (6)
--------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                          1.10%      0.76%     3.00%             (6)
--------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets prior to expense limitation              1.10%      0.75%     2.90%             (6)
--------------------------------------------------------------------------------------------
Portfolio turnover                                   5%         8%        9%            (6)
--------------------------------------------------------------------------------------------
Volatility                                        8.04%      2.54%(5) 23.39%(5)
--------------------------------------------------------------------------------------------

Volatility, as indicated by year-by-year total return(4)

Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP.
--------------------------------------------------------------------------------

(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method. (2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Date of commencement of trading.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Total return reflects expense limitations in effect for the Fund.
(6) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------------------------
                                                                      Class A Shares
Global Equity Fund                                                   Year Ended 11/30/
---------------------------------------------------------------------------------------------------------
                                                                                              Period
                                                                                           12/27/94(2)
                                                                                             through
                                                          1998(3)        1997      1996      11/30/95
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $14.050     $13.310     $11.900     $10.000
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
---------------------------------------------------------------------------------------------------------
Net investment income(1)                                     0.289       0.437       0.493       0.301
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                     0.826       0.843       1.572       1.839
---------------------------------------------------------------------------------------------------------
Total from investment operations                             1.115       1.280       2.065       2.140
---------------------------------------------------------------------------------------------------------
Less dividends and distributions
---------------------------------------------------------------------------------------------------------
Dividends from net investment income                       (0.335)     (0.490)     (0.385)     (0.240)
---------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments        (1.230)     (0.050)     (0.270)        none
---------------------------------------------------------------------------------------------------------
Total dividends and distributions                          (1.565)     (0.540)     (0.655)     (0.240)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $13.600     $14.050     $13.310     $11.900
---------------------------------------------------------------------------------------------------------
Total return(6)                                              8.83%       9.91%      18.17%      21.48%
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                     $7,329      $6,939     $11,878      $3,122
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.55%       1.25%       1.25%       1.25%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                                1.99%       2.16%       2.72%       7.55%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         2.17%       3.24%       4.13%       4.75%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                         1.73%       2.33%       2.66%     (1.55%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                             90%         74%         34%         57%
---------------------------------------------------------------------------------------------------------
Volatility                                                   8.83%       9.91%      18.17%      21.48%
---------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

--------------------------------------------------------------------------------------------------
                                                                   Class B Shares
Global Equity Fund                                                Year Ended 11/30/
--------------------------------------------------------------------------------------------------
                                                                                         Period
                                                                                      12/27/94(2)
                                                                                         through
                                                        1998(3)      1997      1996    11/30/95
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period                    $14.040    $13.300    $11.880     $10.000
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations
--------------------------------------------------------------------------------------------------
Net investment income(1)                                  0.197      0.342      0.379       0.212
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                  0.813      0.848      1.606       1.848
--------------------------------------------------------------------------------------------------
Total from investment operations                          1.010      1.190      1.985       2.060
--------------------------------------------------------------------------------------------------
Less dividends and distributions
--------------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.220)    (0.400)    (0.295)     (0.180)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments     (1.230)    (0.050)    (0.270)        none
--------------------------------------------------------------------------------------------------
Total dividends and distributions                       (1.450)    (0.450)    (0.565)     (0.180)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.600    $14.040    $13.300     $11.880
--------------------------------------------------------------------------------------------------
Total return(6)                                           7.97%      9.18%     17.32%      20.73%
--------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                  $5,397     $4,445     $4,796        $613
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   2.25%      1.95%      1.95%       1.95%
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                             2.69%      2.86%      3.42%       8.25%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      1.47%      2.54%      3.43%       4.05%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                      1.03%      1.63%      1.96%     (2.25%)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                          90%        74%        34%         57%
--------------------------------------------------------------------------------------------------
Volatility                                                7.97%      9.18%     17.32%      20.73%
--------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

--------------------------------------------------------------------------------------------------------
                                                                   Class C Shares
Global Equity Fund                                                  Year Ended 11/30/
--------------------------------------------------------------------------------------------------------
                                                                                         Period
                                                                                      11/29/95(4)
                                                                                          through
                                                             1998(3)      1997       1996   11/30/95
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                         $13.990    $13.250    $11.890    $11.940
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
--------------------------------------------------------------------------------------------------------
Net investment income(1)                                       0.197      0.341      0.446       none
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       0.813      0.849      1.534    (0.050)
--------------------------------------------------------------------------------------------------------
Total from investment operations                               1.010      1.190      1.980    (0.050)
--------------------------------------------------------------------------------------------------------
Less dividends and distributions
--------------------------------------------------------------------------------------------------------
Dividends from net investment income                         (0.220)    (0.400)    (0.350)       none
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments          (1.230)    (0.050)    (0.270)       none
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (1.450)    (0.450)    (0.620)       none
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $13.550    $13.990    $13.250    $11.890
--------------------------------------------------------------------------------------------------------
Total return(6)                                                8.00%      9.21%     17.33%           (5)
--------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $3,391     $3,094     $1,185         $5
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                        2.25%      1.95%      1.95%           (5)
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                                  2.69%      2.86%      3.42%           (5)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets           1.47%      2.54%      3.43%           (5)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                           1.03%      1.63%      1.96%           (5)
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                               90%        74%        34%           (5)
--------------------------------------------------------------------------------------------------------
Volatility                                                     8.00%      9.21%     17.33%
--------------------------------------------------------------------------------------------------------

Volatility, as indicated by year-by-year total return(6)

Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP.
--------------------------------------------------------------------------------
(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(3) On July 21, 1997, the Fund's name was changed to Global Equity Fund (formerly Global Assets Fund), eliminating the Fund's bond component in favor of stocks.
(4) Date of commencement of trading.
(5) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.
(6) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the years ended October 31, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-523-1918. The information for the fiscal periods ended on or before October 31, 1996 has been audited by the Fund's previous independent auditors.

------------------------------------------------------------------------------------------------------
                                                                    Class A Shares
New Pacific Fund                                                  Year Ended 10/31/
------------------------------------------------------------------------------------------------------
                                                                                          Period
                                                                                        12/3/93(1)
                                                                                          through
                                               1998(4)   1997(4)    1996(5)     1995      10/31/94
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $7.320     $9.420     $8.710    $10.440     $10.000
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.008    (0.010)    (0.050)    (0.050)     (0.020)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and foreign currencies       (2.683)    (1.940)      0.769    (1.390)       0.470
------------------------------------------------------------------------------------------------------
Total from investment operations              (2.675)    (1.950)      0.719    (1.440)       0.450
------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------
Dividends from net investment income
  (loss)                                      (0.055)    (0.150)    (0.009)       none     (0.010)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                    none       none       none    (0.290)        none
------------------------------------------------------------------------------------------------------
Total dividends and distributions             (0.055)    (0.150)     (0.009)   (0.290)     (0.010)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $4.590      7.320      9.420      8.710      10.440
------------------------------------------------------------------------------------------------------
Total return(2)                              (36.85%)   (21.15%)      8.26%   (13.99%)       4.53%
------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $5,887    $7,144    $11,752    $10,353     $11,333
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         1.90%      1.80%      1.82%      1.85%       1.85%(3)
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                   3.23%      1.86%      2.77%      3.73%       3.66%(3)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to  average net assets                        0.15%    (0.08%)    (0.41%)    (0.60%)     (0.21%)(3)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets
  prior to expense limitation                 (1.18%)    (0.14%)    (1.36%)    (2.48%)     (2.02%)(3)
------------------------------------------------------------------------------------------------------
Portfolio turnover                               188%       178%       163%       163%        104%
------------------------------------------------------------------------------------------------------
Volatility                                   (36.85%)   (21.15%)      8.26%   (13.99%)       4.53%
------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                            Class B Shares
New Pacific Fund                                           Year Ended 10/31/
-------------------------------------------------------------------------------------------------------
                                                                                            Period
                                                                                          3/29/94(1)
                                                                                            through
                                                 1998(4)   1997(4)   1996(5)     1995      10/31/94
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $7.470     $9.680    $9.010    $10.860     $10.000
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (0.031)    (0.080)   (0.050)    (0.100)     (0.030)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and foreign currencies         (2.724)    (1.980)     0.730    (1.460)       0.890
-------------------------------------------------------------------------------------------------------
Total from investment operations                (2.755)    (2.060)     0.680    (1.560)       0.860
-------------------------------------------------------------------------------------------------------
Less dividends and distributions
-------------------------------------------------------------------------------------------------------
Dividends from net investment income
  (loss)                                        (0.055)    (0.150)    (0.010)      none        none
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                      none       none      none    (0.290)        none
-------------------------------------------------------------------------------------------------------
Total dividends and distributions              (0.055)     (0.150)   (0.010)    (0.290)     (0.000)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $4.660      $7.470    $9.680     $9.010     $10.860
-------------------------------------------------------------------------------------------------------
Total return(2)                                (37.05%)   (21.72%)     7.54%   (14.56%)       8.58%
-------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)          $2,236     $2,534      $562       $573        $431
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           2.60%      2.50%     2.50%      2.50%       2.50%(3)
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                     3.93%      2.56%     3.45%      4.38%       4.32%(3)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to  average net assets                        (0.55%)    (0.77%)   (1.09%)    (1.20%)     (0.88%)(3)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets
  prior to expense limitation                   (1.88%)    (0.83%)   (2.04%)    (3.08%)     (2.70%)(3)
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                 188%       178%      163%       163%        104%
-------------------------------------------------------------------------------------------------------
Volatility                                     (37.05%)   (21.72%)     7.54%   (14.56%)       8.58%
-------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)


---------------------------------------------------------------------------------------------------
                                                         Class C Shares
New Pacific Fund                                        Year Ended 10/31/
---------------------------------------------------------------------------------------------------
                                                                                         Period
                                                                                       7/7/94(1)
                                                                                         through
                                               1998(4)  1997(4)   1996(5)     1995      10/31/94
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $7.320   $9.490    $8.830   $10.660      $10.000
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations
---------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.029)  (0.080)   (0.050)   (0.080)      (0.020)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and foreign currencies        (2.686)  (1.940)     0.718   (1.460)        0.680
---------------------------------------------------------------------------------------------------
Total from investment operations               (2.715)  (2.020)     0.668   (1.540)        0.660
---------------------------------------------------------------------------------------------------
Less dividends and distributions
---------------------------------------------------------------------------------------------------
Dividends from net investment income
  (loss)                                       (0.055)  (0.150)   (0.008)      none         none
---------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                     none     none      none   (0.290)         none
---------------------------------------------------------------------------------------------------
Total dividends and distributions              (0.055)  (0.150)   (0.008)   (0.290)         none
---------------------------------------------------------------------------------------------------
Net asset value, end of period                  $4.550   $7.320    $9.490    $8.830      $10.660
---------------------------------------------------------------------------------------------------
Total return(2)                               (37.18%) (21.85%)     7.58%  (14.57%)        6.55%
---------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)           $130     $129       $44       $17          $12
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets          2.60%    2.50%     2.50%     2.50%        2.50%(3)
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                    3.93%    2.56%     3.45%     4.38%        4.31%(3)
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to  average net assets                       (0.55%)  (0.77%)   (1.09%)    (1.02%)      (0.83%)(3)
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets
  prior to expense limitation                  (1.88%)  (0.83%)   (2.04%)   (2.90%)      (2.64%)(3)
---------------------------------------------------------------------------------------------------
Portfolio turnover                                188%     178%      163%      163%         104%
---------------------------------------------------------------------------------------------------
Volatility                                    (37.18%) (21.85%)     7.58%  (14.57%)        6.55%
---------------------------------------------------------------------------------------------------

Volatility, as indicated by year-by-year total return(2)

Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP or by the Fund's previous auditors.
--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(3) Annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-523-1918.

-------------------------------------------------------------------------------------------------------------------------
                                                                     Class A Shares                  Class B Shares
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                             Year Ended 11/30/               Year Ended 11/30/
-------------------------------------------------------------------------------------------------------------------------
                                                                                 Period                          Period
                                                                              6/10/96(2)                      6/10/96(2)
                                                                                through                         through
                                                              1998      1997   11/30/96       1998      1997   11/30/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.200    $9.970    $10.000    $10.110    $9.940    $10.000
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                               0.129     0.062      0.018      0.070   (0.020)    (0.051)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (3.174)     0.253    (0.048)    (3.135)     0.265    (0.009)
  and foreign currencies
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (3.045)     0.315    (0.030)    (3.065)     0.245    (0.060)
-------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income (loss)                 (0.020)   (0.010)       none       none      none       none
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments         (0.605)   (0.075)       none    (0.605)   (0.075)       none
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                           (0.625)   (0.085)       none    (0.605)   (0.075)       none
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $6.530   $10.200     $9.970     $6.440   $10.110     $9.940
-------------------------------------------------------------------------------------------------------------------------
Total return(3)                                            (31.66%)     3.19%    (0.30%)   (32.11%)     2.48%    (0.60%)
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                      $5,584    $9,665     $2,518     $2,528    $3,484       $282
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       1.96%     2.00%      2.00%      2.70%     2.70%      2.70%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                                 3.91%     3.02%      4.10%      4.61%     3.72%      4.80%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets                                                      1.58%     0.52%      0.17%      0.84%   (0.18%)    (0.53%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation                          (0.37%)   (0.50%)    (1.93%)    (1.07%)   (1.20%)    (2.63%)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              47%       65%        36%        47%       65%        36%
-------------------------------------------------------------------------------------------------------------------------
Volatility                                                 (31.66%)     3.19%    (0.30%)   (32.11%)     2.48%    (0.60%)
-------------------------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)


----------------------------------------------------------------------------------------
                                                                     Class C Shares
----------------------------------------------------------------------------------------
Emerging Markets Fund                                             Year Ended 11/30/
----------------------------------------------------------------------------------------
                                                                                 Period
                                                                              6/10/96(2)
                                                                                through
                                                              1998      1997   11/30/96
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.110    $9.940    $10.000
----------------------------------------------------------------------------------------
Income (loss) from investment operations
----------------------------------------------------------------------------------------
Net investment income (loss)(1)                               0.068   (0.019)    (0.051)
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (3.143)     0.264    (0.009)
  and foreign currencies
----------------------------------------------------------------------------------------
Total from investment operations                            (3.075)     0.245    (0.060)
----------------------------------------------------------------------------------------
Less dividends and distributions
----------------------------------------------------------------------------------------
Dividends from net investment income (loss)                    none      none       none
----------------------------------------------------------------------------------------
Distributions from net realized gain on investments         (0.605)   (0.075)       none
----------------------------------------------------------------------------------------
Total dividends and distributions                           (0.605)   (0.075)       none
----------------------------------------------------------------------------------------
Net asset value, end of period                               $6.430   $10.110     $9.940
----------------------------------------------------------------------------------------
Total return(3)                                            (32.21%)     2.48%    (0.60%)
----------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $884    $1,519       $199
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       2.70%     2.70%      2.70%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                                 4.61%     3.72%      4.80%
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets                                                      0.84%   (0.18%)    (0.53%)
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation                          (1.07%)   (1.20%)    (2.63%)
----------------------------------------------------------------------------------------
Portfolio turnover                                              47%       65%        36%
----------------------------------------------------------------------------------------
Volatility                                                 (32.21%)     2.48%    (0.60%)
----------------------------------------------------------------------------------------

Volatility, as indicated by year-by-year total return(3)

Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP.

(1) Per share information was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800-523-1918.

------------------------------------------------------------------------------------------------
                                                                        Class A Shares
------------------------------------------------------------------------------------------------
Global Bond Fund                                                        Year Ended 11/30/
------------------------------------------------------------------------------------------------
                                                                                        Period
                                                                                    12/27/94(2)
                                                                                       through
                                                            1998     1997     1996    11/30/95
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.790  $11.480  $11.230     $10.000
------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------
Net investment income(1)                                   0.595     0.625    0.755       0.659
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                 (0.015)   (0.505)    0.730       1.171
------------------------------------------------------------------------------------------------
Total from investment operations                           0.580     0.120    1.485       1.830
------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.400)   (0.770)  (0.875)     (0.600)
------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments      (0.030)   (0.040)  (0.360)        none
------------------------------------------------------------------------------------------------
Total dividends and distributions                        (0.430)   (0.810)  (1.235)     (0.600)
------------------------------------------------------------------------------------------------
Net asset value, end of period(4)                        $10.940   $10.790  $11.480     $11.230
------------------------------------------------------------------------------------------------
Total return                                               5.47%     1.24%   14.35%      18.79%
------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $4,684    $4,567   $3,467        $889
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.25%     1.25%    1.25%       1.25%
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                              1.59%     2.04%    5.00%      12.34%
------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       5.58%     5.76%    6.82%       7.70%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                       5.24%     4.97%    3.07%     (3.39%)
------------------------------------------------------------------------------------------------
Portfolio turnover                                           93%       76%      42%         98%
------------------------------------------------------------------------------------------------
Volatility                                                 5.47%     1.24%   14.35%      18.79%
------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

-----------------------------------------------------------------------------------------------
                                                                      Class B Shares
-----------------------------------------------------------------------------------------------
Global Bond Fund                                                      Year Ended 11/30/
-----------------------------------------------------------------------------------------------
                                                                                       Period
                                                                                   12/27/94(2)
                                                                                      through
                                                          1998      1997     1996    11/30/95
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.790   $11.490  $11.230     $10.000
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations
-----------------------------------------------------------------------------------------------
Net investment income(1)                                  0.520     0.550    0.679       0.565
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                (0.020)   (0.511)    0.735       1.205
-----------------------------------------------------------------------------------------------
Total from investment operations                          0.500     0.039    1.414       1.770
-----------------------------------------------------------------------------------------------
Less dividends and distributions
-----------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.330)   (0.699)  (0.794)     (0.540)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain on investments     (0.030)   (0.040)  (0.360)        none
-----------------------------------------------------------------------------------------------
Total dividends and distributions                       (0.360)   (0.739)  (1.154)     (0.540)
-----------------------------------------------------------------------------------------------
Net asset value, end of period(4)                       $10.930   $10.790  $11.490     $11.230
-----------------------------------------------------------------------------------------------
Total return                                              4.59%     0.48%   13.51%      18.23%
-----------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                  $1,188    $1,081     $707        $115
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   1.95%     1.95%    1.95%       1.95%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                             2.29%     2.74%    5.70%      13.04%
-----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      4.88%     5.06%    6.12%       7.00%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                      4.54%     4.27%    2.37%     (4.09%)
-----------------------------------------------------------------------------------------------
Portfolio turnover                                          93%       76%      42%         98%
-----------------------------------------------------------------------------------------------
Volatility                                                4.59%     0.48%   13.51%      18.23%
-----------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

--------------------------------------------------------------------------------------------------
                                                                     Class C Shares
--------------------------------------------------------------------------------------------------
Global Bond Fund                                                     Year Ended 11/30/
--------------------------------------------------------------------------------------------------
                                                                                       Period
                                                                                     11/29/95(3)
                                                                                       through
                                                          1998      1997      1996    11/30/95
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.740   $11.440   $11.240     $11.330
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations
--------------------------------------------------------------------------------------------------
Net investment income(1)                                  0.521     0.551     0.680        none
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                (0.021)   (0.512)     0.719     (0.036)
--------------------------------------------------------------------------------------------------
Total from investment operations                          0.500     0.039     1.399     (0.036)
--------------------------------------------------------------------------------------------------
Less dividends and distributions
--------------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.330)   (0.699)   (0.839)     (0.054)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments     (0.030)   (0.040)   (0.360)        none
--------------------------------------------------------------------------------------------------
Total dividends and distributions                       (0.360)   (0.739)   (1.199)     (0.054)
--------------------------------------------------------------------------------------------------
Net asset value, end of period(4)                       $10.880   $10.740   $11.440     $11.240
--------------------------------------------------------------------------------------------------
Total return                                              4.71%     0.49%    13.51%            (5)
--------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $539      $703      $118          $5
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   1.95%     1.95%     1.95%            (5)
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to expense limitation                             2.29%     2.74%     5.70%            (5)
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      4.88%     5.06%     6.12%            (5)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation                      4.54%     4.27%     2.37%            (5)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                          93%       76%       42%            (5)
--------------------------------------------------------------------------------------------------
Volatility                                                4.71%     0.49%    13.51%
--------------------------------------------------------------------------------------------------

Volatility, as indicated by year-by-year total return(4)

Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP.
--------------------------------------------------------------------------------
(1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Date of commencement of trading.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect for the Fund.
(5) The ratios of expenses and net investment income to average net assets
    , portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain on investments occurs when we sell an investment at a loss.
When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.


Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.


Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.


Ratio of expenses to average  net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average  net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary runs along the bottom of the pages]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.


Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "bond."

Currency exchange rates
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.


Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.


Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index The Morgan Stanley Capital International EAFE Stock Index is an international index including stocks traded on 16 exchanges in Europe, Australia and the Far East, weighted by capitalization.The index is unmanaged and doesn't include the actual costs of buying, selling, and holding securities.

Morgan Stanley Capital International Emerging Markets Free Index
The Morgan Stanley International Emerging Markets Free Index is a U.S. dollar dominated index composed of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

Morgan Stanley Capital International World Index
The Morgan Stanley Capital International World Index is an international index that includes stocks traded in Europe, Australia, the Far East, plus the U.S., and Canada, and South Africa, weighted by capitalization.

Morgan Stanley Pacific Index
A total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 500 companies (only those securities deemed sufficiently liquid for trading by investors) from the following 6 countries: Australia, Hong Kong, Japan, Malaysia, New Zealand, Singapore.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.


Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.


Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

Salomon Smith Barney World Government Bond Index
A market-capitalization weighted benchmark that tracks the performance of the 18 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.


Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[end glossary]

Appendix A

Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Appendix B

New Pacific Fund
Additional information on investment policies and risk considerations

In attempting to achieve its investment objective and policies, the New Pacific Fund may employ, among others, one or more of the strategies set forth below. The information in this section is specific to New Pacific Fund. Other Funds may or may not also use these strategies, as described elsewhere in this prospectus.

Convertible Securities
The Fund may invest in securities that either have warrants or rights attached or are otherwise convertible into other or additional securities. A convertible security is typically a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the common stock underlying the convertible security. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

U.S. Government Securities
The Fund may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include:

         o direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
         o federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures).

For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

Repurchase Agreements
The Fund may enter into repurchase agreements, under which the Fund buys a security (typically a U.S. government security or other money market security) and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the Fund's Custodian collateral equal to at least 102% of the repurchase price including accrued interest, as monitored daily by the manager and/or sub-adviser. The Fund only will enter into repurchase agreements involving securities in which it could otherwise invest and with banks, brokers or dealers deemed by the board of directors to be creditworthy. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

The funds in Delaware Investments have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

When-Issued Securities and Firm Commitment Agreements
The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Fund as a purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund may invest in when-issued securities in order to take advantage of securities that may be especially under or over valued when trading on a when-issued basis.

The Fund will segregate liquid assets such as cash, U.S. government securities or other appropriate high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while it is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other Fund securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

Money Market Instruments
The Fund may invest in money market instruments without limit for temporary or defensive purposes. These are shorter-term debt securities generally maturing in one year or less which include:

         o commercial paper (short-term notes up to 9 months issued by corporations or governmental bodies);
         o commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity));
         o corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less);
         o    variable rate demand notes, short-term tax-exempt obligations; and
         o savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

Strategic Transactions
General. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. Such strategies are generally accepted as modern Fund management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing these investment strategies, the Fund may purchase and sell derivative securities. In particular, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its Fund securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the manager's or sub-adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Fund management purposes and not for speculative purposes. Additional information relating to certain financial instruments or strategies is set forth below. In addition, see Special risks of strategic transactions, below, for a discussion of certain risks.

Limitations on Futures and Options Transactions. The Fund will not enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the Fund have purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Fund's net asset value without reference to the definition of "bona fide hedging transactions and positions" under the Commodity Exchange Act, as amended, or unless the futures contract is covered by cash equivalent set-asides equal to the total contract value.

In addition to the above limitations, the Fund will not:

         o sell futures contracts, purchase put options or write call options if, as a result, more than 25% of its total assets would be hedged with futures and options under normal conditions;
         o purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
         o purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of its total assets.

These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere are not fundamental policies and may be changed as regulatory agencies permit.

Options Transactions. The Fund may purchase and write (i.e., sell) put and call options on securities and currencies that are traded on national securities exchanges or in the over-the-counter market to enhance income or to hedge its funds. A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase securities or currencies subject to the option at a specified price (the exercise price or strike price). When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities in excess of the exercise price of the option.

         A put option gives the purchaser, in return for a premium, the right for a specified period of time to sell the securities or currencies subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.

         The Fund will write only "covered" options. An option is covered if the Fund owns an offsetting position in the underlying security or maintains cash, U.S. government securities or other high-grade debt obligations with a value sufficient at all times to cover its obligations. See the Statement of Additional Information.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts to protect the value of their funds against future changes in the level of currency exchange rates. The Fund may enter into such contracts on a spot (i.e., cash) basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency at a future date. The Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or Fund positions. Transaction hedging generally arises in connection with the purchase or sale of its Fund securities and accruals of interest or dividends receivable and Fund expenses. Position hedging generally arises with respect of existing Fund security or currency positions.

Futures Contracts and Options Thereon. The Fund may purchase and sell financial futures contracts and options thereon which are exchange-listed or over-the-counter for certain hedging, return enhancement and risk management purposes in accordance with regulations of the CFTC. These futures contracts and related options will be on interest-bearing securities, financial indices and interest rate indices. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future.

The Fund may not purchase or sell futures contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and premiums paid on such related options would exceed 5% of the market value of the Fund's total assets. In addition, the value of all futures contracts sold will not exceed the total market value of the Fund.

Swap Agreements. The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In an interest rate swap, one party agrees to make regular payments of a floating rate times a "notional" principal amount in return for payments of a fixed rate times the same amount. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

Swap agreements usually involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be very volatile and may substantially impact the Fund's performance. Swap agreements are also subject to the risk of a counterpart's ability to perform (i.e., creditworthiness). The Fund may also suffer losses if it is unable to terminate swap agreements or reduce exposure through offsetting transactions in a timely manner.

Special Risks of Strategic Transactions. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these Strategic Transactions. If the manager's and/or sub-adviser's prediction of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such Strategic Transactions were not used. Risks inherent in the use of options, foreign current and futures contracts and options on futures contracts include:

         o dependence on the manager's and/or sub-adviser's ability to predict current movements in the direction of interest rates, securities prices and currency markets;
         o imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of securities being hedged;
         o the fact that skills need to use these strategies are different from those needed to select Fund securities;

         o the possible absence of a liquid secondary market for any particular instrument at any time;
         o the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and o the possible inability of a Fund to purchase or sell a Fund security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a Fund security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate securities in connection with Strategic Transactions.

Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Statement of Additional Information.

The Fund's ability to engage in Strategic Transactions is limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See the Statement of Additional Information.

                                      * * *

         The Statement of Additional Information describes certain of these investment policies and risk considerations. The Statement of Additional Information also sets forth other investment policies, risk considerations and more specific investment restrictions.

[back cover]

Additional Information about the Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com
---------------------

E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service


800.362.FUND (800.362.3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Delaware Group Global & International Funds, Inc.'s Investment Company Act file number: 811-6324 Delaware Group Adviser Funds, Inc.'s Investment Company Act file number: 811-7972

Fund Symbols                            CUSIP            NASDAQ
------------                            -----            ------

International Equity Fund Class A     245914106          DEGIX
International Equity Fund Class B     245914700          DEIEX
International Equity Fund Class C     245914858          DEGCX
Global Equity Fund Class A            245914304          DEGAX
Global Equity Fund Class B            245914809          DGABX
Global Equity Fund Class C            245914874          DGACX
New Pacific Fund Class A              245917844          DENPX
New Pacific Fund Class B              245917836          DENBX
New Pacific Fund Class C              245917828          DENCX
Emerging Markets Fund Class A         245914841          DEMAX
Emerging Markets Fund Class B         245914833          DEMBX
Emerging markets Fund Class C         245914825          DEMCX
Global Bond Fund Class A              245914205          DGBAX
Global Bond Fund Class B              245914882          DGBBX
Global Bond Fund Class C              245914866          DGBCX

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            International Equity Fund
                               Global Equity Fund
                          (formerly Global Assets Fund)
                                New Pacific Fund
                              Emerging Markets Fund
                                Global Bond Fund

                               Institutional Class



                                   Prospectus
                                 March 30, 1999


                         International and Global Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page  2
International Equity Fund                            2
Global Equity Fund                                   4
New Pacific Fund                                     6
Emerging Markets Fund                                8
Global Bond Fund                                    10

How we manage the Funds                        page 12
Our investment strategies                           12
      International Equity Fund                     12
      Global Equity Fund                            12
      New Pacific Fund                              13
      Emerging Markets Fund                         14
      Global Bond Fund                              16
The securities we typically invest in               18
The risks of investing in the Funds                 21

Who manages the Funds                          page 24
Investment manager                                  24
Portfolio managers                                  24
Fund administration (Who's who)                     27

About your account                             page 28
Investing in the Funds                              28
      How to buy shares                             29
      How to redeem shares                          31
      Account minimum                               32
      Exchanges                                     32
Dividends, distributions and taxes                  32

Certain management considerations              page 33

Financial information                          page 34

Appendix A - Bond ratings                      page 44

Appendix B - Additional information on
investment policies and
risk considerations                            page 45

Profile: International Equity Fund

What are the Fund's goals?
The International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.


In selecting investments for the Fund,

o we place emphasis on identifying companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.




How has the International Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past seven calendar years, as well as the average annual returns of these shares for the one- and five-year periods and since inception. International Equity Fund's Institutional Class commenced operations on November 9, 1992. Total return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of International Equity Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a voluntary expense cap in place for this Fund.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]
Year-by-year total return (Institutional Class)


1992              -1.36%
1993              24.80%
1994               2.03%
1995              11.75%
1996              20.61%
1997               4.61%
1998               9.35%

The Fund's Institutional Class shares had a 1.01% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 13.53% for the quarter ended September 30, 1998 and its lowest return was -13.69% for the quarter ended December 31, 1998.

How has the International Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/98

CLASS            Institutional            Morgan Stanley Capital
                                          International EAFE Index

1 year                9.35%                       20.33%
5 years               9.48%                        9.50%
Since                10.27%                        8.97%
10/31/91

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the International Equity Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as      none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested        none
dividends
-----------------------------------------------------------------
Redemption fees                                          none
-----------------------------------------------------------------
Exchange Fees(1)                                         none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------
Management fees                                   0.75%
-------------------------------------------------------
Distribution and service (12b-1) fees             none
-------------------------------------------------------
Other expenses                                    0.65%
-------------------------------------------------------
Total operating expenses                          1.40%
-------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 2 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------
1 year              $143
------------------------
3 years             $443
------------------------
5 years             $766
------------------------
10 years          $1,680
------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Global Equity Fund

What are the Fund's goals?
The Global Equity Fund seeks long-term total return. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in U.S and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,
o we try to identify companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability and lax accounting and regulatory standards. The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past four calendar years since its inception, as well as the average annual returns of these shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(Institutional)]
Year-by-year total return (Institutional Class)



1995              25.08%
1996              15.80%
1997              11.43%
1998              8.85%

The Fund's Institutional Class shares had a 1.14% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 11.31% for the quarter ended December 31, 1998 and its lowest return was -9.52% for the quarter ended September 30, 1998.


How has the Global Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/98

       CLASS                      Institutional           Morgan Stanley
                                    Capital               International
                                  (Inception 12/27/94)    World Index

       1 year                        8.85%                     24.80%
       Lifetime                     15.05%                     19.01%

The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Global Equity Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as      none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a     none
percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested        none
dividends
-----------------------------------------------------------------
Redemption fees                                          none
-----------------------------------------------------------------
Exchange Fees(1)                                         none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------------
Management fees (2)                               0.85%
-------------------------------------------------------------
Distribution and service (12b-1) fees             none
-------------------------------------------------------------
Other expenses                                    0.94%
-------------------------------------------------------------
Total operating  expenses(3)                      1.79%
-------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------
1 year              $182
------------------------
3 years             $563
------------------------
5 years             $918
------------------------
10 years          $2,105
------------------------


1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

2. Beginning April 1, 1999, a new management fee schedule will be in effect. The fee table has been restated to reflect this new schedule.

3. The investment manager has agreed to waive fees and pay expenses from June 1, 1998 through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.55% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund. The following table shows actual operating expenses reflecting the manager's current fee waivers and payments.

             Actual fund expenses including voluntary expense caps

Management fees                                        0.67%
Distribution and service (12b-1) fees                  none
Other expenses                                         0.94%
Total operating expenses                               1.55%


4. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote(3).

Profile: New Pacific Fund

What are the Fund's goals?
New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in the Pacific Basin. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin. These countries include, but are not limited to, Australia, China, Hong Kong, Japan, Philippines, Singapore, Taiwan and Malaysia. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual countries to determine how much of the portfolio should be allocated to companies located there and also individual companies. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management, and whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of the securities held by the Fund may increase and decrease, sometimes rapidly and unpredictably. Therefore, the Fund's share price could increase or decrease significantly, particularly over the short term. Because the Fund invests in foreign securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability or lax accounting and regulatory standards. These risks and others are described more fully on page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has New Pacific Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past four calendar years, as well as average annual returns for the past year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional
 Class)]
Year-by-year total return (Institutional Class)




1998              -21.83%
1997              -31.53%
1996                8.20%
1995               -3.21%

The Fund's Institutional Class shares had a -26.17% fiscal year-to-date return as of January 31, 1999. During the periods illustrated in this bar chart, the Institutional Class' highest return was 16.10% for the quarter ended December 31, 1998 and its lowest return was -25.83% for the quarter ended December 31, 1997.

                              Average annual returns for periods ending 12/31/98

                 Institutional Class       Morgan Stanley
                                           Pacific Index

1 year                 -21.83%                 2.69%
Since inception
(2/3/94)               -13.68%                -6.13%

The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are the New Pacific Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a        none
percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none
dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange Fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

------------------------------------------------------------------
Management fees(2)                                           0.85%
------------------------------------------------------------------
Distribution and service (12b-1) fees                        none
------------------------------------------------------------------
Other expenses                                               2.13%
------------------------------------------------------------------
Total operating expenses(3)                                  2.98%
------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 4 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------
1 year                 $301
---------------------------
3 years                $921
---------------------------
5 years              $1,567
---------------------------
10 years             $3,299
---------------------------


1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange you shares into a fund that has a front-end sales charge.

2. Beginning April 1, 1999, a new management fee schedule will be in effect. The fee table has been restated to reflect this new schedule.

3. The investment manager has agreed to waive fees and pay expenses from May 1, 1998 through April 30,1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment were different prior to May 1, 1998. The following table shows actual operating expenses reflecting the manager's current fee waivers and payments.


             Actual Fund expenses including voluntary expense caps


Management fees                           0.00%
Distribution and service (12b-1) fees     none
Other expenses                            1.70%
Total operating expenses                  1.70%


4. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense limitation discussed in footnote 3.

Profile: Emerging Markets Fund

What are the Fund's goals?
The Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries that are considered to be emerging or developing. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income. We may invest up to 35% of the Fund's net assets in emerging market fixed-income securities. All of these may be high yield, high risk fixed-income securities.

In selecting investments for the Fund

o we try to identify companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
o in order to compare the value of different investments, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation, and we discount the value of future anticipated dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past two calendar years, as well as the average annual returns of these shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL
 CLASS) FPO]
Year-by-year total return (Institutional Class)


1997           1.58%
1998         -36.19%


The Fund's Institutional Class shares had a -42.80% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Institutional Class's highest return was 31.40% for the quarter ended June 30, 1997 and its lowest return was -25.98% for the quarter ended June 30, 1998.


How has the Emerging Markets Fund performed? (continued)


                              Average annual returns for periods ending 12/31/98

       CLASS                      Institutional           Morgan Stanley Capital
                             International Emerging
                               Markets Free Index

       1 year                       -36.19%                      -25.34%
       Since Inception              -15.08%                      -16.74%
       (6/10/96)

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are the Emerging Markets Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a        none
percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none
dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange Fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------
Management fees                                   1.25%
-------------------------------------------------------
Distribution and service (12b-1) fees             none
-------------------------------------------------------
Other expenses                                    2.36%
-------------------------------------------------------
Total operating expenses(2)                       3.61%
-------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------
1 year            $364
----------------------
3 year          $1,106
----------------------
5 year          $1,869
----------------------
10 year         $3,871
----------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2. The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses reflecting the manager's current fee waivers and payments.


             Actual Fund expenses including voluntary expense caps

Management fees                           0.00%
Distribution and service (12b-1) fees     none
Other expenses                            1.70%
Total operating expenses                  1.70%


3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. This example does not reflect the voluntary expenses cap described in footnote(2).

Profile: Global Bond Fund

What are the Fund's goals?

The Global Bond Fund seeks current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,

o we discount the value of future anticipated interest and redemption payments, adjusted to reflect the effects of inflation, back to what they would be worth if they were being paid today in order to compare the value of different investments.
o we attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential returns, and may be an attractive investment for the Fund.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the four calendar years, as well as the average annual returns of these shares for the past year and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional) ] Year-by-year total return (Institutional)




1995              21.23%
1996              12.20%
1997              0.91%
1998              7.61%

The Fund's Institutional Class had a 3.96% fiscal year-to-date return as of February 28, 1999. During the periods illustrated in this bar chart, Institutional Class' highest return was 5.83% for the quarter ended June 30, 1995 and its lowest return was -2.86% for the quarter ended March 31, 1997.

How has the Global Bond Fund performed? (continued)

[table]
                              Average annual returns for periods ending 12/31/98

   CLASS               Institutional            Salomon Smith Barney World
                       (Inception 12/27/94)     Government Bond Index

   1 year              7.61%                    15.31%
   Lifetime            10.21%                   9.27%

The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities.

What are the Global Bond Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a        none
percentage of original purchase price or redemption
price, whichever is lower
----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none
dividends
----------------------------------------------------------------
Redemption fees                                             none
----------------------------------------------------------------
Exchange Fees(1)                                            none
----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------
Management fees                                   0.75%
-------------------------------------------------------
Distribution and service (12b-1) fees             none
-------------------------------------------------------
Other expenses                                    0.54%
-------------------------------------------------------
Total operating expenses(2)                       1.29%
-------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------
1 year              $131
------------------------
3 years             $409
------------------------
5 years             $708
------------------------
10 years          $1,556
------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2. The investment manager has agreed to waive fees and pay expenses from December 1, 1998 through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund. The following table shows actual operating expenses reflecting the manager's current fee waivers and payments.


             Actual Fund expenses including voluntary expense caps

Management fees                                0.46%
Distribution and service (12b-1) fees          none%
Other expenses                                 0.54%
Total operating expenses                       1.00%


3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote(2).

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


International Equity Fund
International Equity Fund seeks long-term growth without undue risk to principal. The Fund invests primarily in securities that provide the potential for capital appreciation and income. The Fund will invest in a broad range of equity securities including common stocks and, to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored depositary receipts.

We may purchase securities in any foreign country, developed or emerging. We currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New
Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may invest in countries not listed here.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and European Currency Unit (ECU). The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Global Equity Fund
Global Equity Fund seeks long-term total return. The Fund invests in U.S. and foreign equity securities that provide the potential for capital appreciation and income. The Fund will invest in a broad range of equity securities including common stocks and, to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored and unsponsored depositary receipts.

We will invest in securities traded in equity markets and denominated in currencies that we believe offer the best relative values within the global investment universe. We generally strive to identify undervalued securities. We analyze the issuing company's operations, financial statements and each company's current valuation. In the selection process, we place special emphasis on present dividend yield and expectations for dividend growth. We may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. As a general matter, the Fund only invests in debt securities when we believe, considering the risks, that they offer better long-term potential returns than investments in equity securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may also hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

New Pacific Fund
New Pacific Fund seeks to maximize long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying size, measured by assets, sales and capitalization. The Fund will invest in companies in one or more of the following Pacific Basin countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

The Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. The Fund will invest in other countries or regions only after the decision to do so is disclosed in an amendment to this prospectus. Any amendment to this prospectus containing such a material change will be delivered to investors. While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments only in one or a few countries or regions.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights, warrants, and sponsored and unsponsored depositary receipts. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Emerging Markets Fund
Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks, and to a lesser extent, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored and unsponsored depositary receipts.

We consider an "emerging country" to be any country that is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, or any country that is classified by the United Nations as developing. In addition, any country that is included in the IFC Free Index or MSCI Emerging Market Free Index is considered to be an "emerging country." As of the date of this prospectus, more than 130 countries met our definition of an emerging country. Approximately 40 of them currently have stock markets. This group of developing or emerging countries includes almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

In deciding whether a particular security is an emerging country security, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging, based on the guidelines described above;
o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or a combination of emerging and established markets;
o the company is organized under the laws of an emerging market country or has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible, or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. We believe that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. Local or international political, economic or financial developments could support this trend and benefit the capital markets in such countries.

In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. The Fund may invest in Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. This is a representative list; we may invest in other countries, particularly as markets in other emerging countries develop.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality U.S. and foreign governmental and corporate debt instruments. The Fund may hold these securities pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

High Yield, High Risk Securities -- We may invest up to 35% of the Fund's net assets in fixed-income securities issued by emerging country companies, and/or foreign governments, their agents instrumentalities or political sub-divisions, or fixed-income securities that are denominated in the currencies of emerging market countries, including so-called Brady Bonds. All of these may be high yield, high risk income securities.

Please see "The securities we typically invest in" and "The risks of investing in the Funds" for additional investment strategies and risks associated with investing in these Funds.

Global Bond Fund

Global Bond Fund seeks current income consistent with the preservation of investors' principal. Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation.

The fixed income securities in which Global Bond Fund may invest include:
o    foreign and U.S. government securities
o debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or if unrated, are deemed to be of comparable quality by the portfolio manager.

o debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. The International Bank for Reconstruction and Development (more commonly known as the World Bank) would be one example of a supranational entity.
o securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of issuers in developed countries. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the manager to be of equivalent quality. (See the section "The risks of investing in the Funds on page 26.")
o    zero-coupon bonds denominated in any currency.

We currently anticipate that for increased safety a large percentage of Global Bond Fund's assets will be invested in securities of supranational entities and in U.S. and foreign government securities.

With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and securities of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the manager to be of comparable quality. However, a portion of the Fund's assets may also be invested in foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

While the Fund may purchase securities of issuers in any foreign country, developed and emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan, and Thailand
This is a representative list, and we may also invest in other countries.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We anticipate that the average weighted maturity of the portfolio will be in the five-to-ten year range. If we anticipate a declining interest rate environment; however, the average weighted maturity may be extended past ten years or if we anticipate a rising rate environment, the average weighted maturity may be shortened to less than five years.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro and ECU. The Fund may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies. The Fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities that the Fund holds or intends to purchase. While using forward contracts tends to minimize the risk of loss from a decline in the value of a particular currency, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

-------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
-------------------------------------------------------------------------------------------------------------------------
Common Stocks: Securities that represent shares                    Consistent with their respective investment
of ownership in a corporation. Stockholders                        objectives, International Equity Fund, Global Equity
participate in the corporation's profits and losses,               Fund, Emerging Markets Fund and New Pacific Fund will
proportionate to the number of shares they own.                    invest their assets in common stocks, some of
-------------------------------------------------------------------------------------------------------------------------
Corporate bonds: Debt obligations issued by U.S. or                Global Bond Fund may invest in corporate bonds
foreign corporations.                                              generally rated A or better by S&P and Baa by Moody's
                                                                   or if unrated, determined to be of comparable
                                                                   quality. Emerging Markets Fund and Global Bond Fund
                                                                   may also invest in lower rated, emerging markets
                                                                   corporate bonds. For temporary defensive purposes,
                                                                   International Equity Fund, Global Equity Fund, and
                                                                   Emerging Markets Fund may invest in corporate
                                                                   obligations rated AA or better by S&P and Aa or
                                                                   better by Moody's, or if unrated, determined to be of
                                                                   comparable quality. Global Equity Fund may seek to
                                                                   achieve growth by investing in such corporate bonds.
-------------------------------------------------------------------------------------------------------------------------
Foreign government securities: Debt obligations                    Global Bond Fund will generally invest in securities
issued by a government other than the United States                issued by foreign governments, their agencies,
or by an agency, instrumentality or political                      instrumentalities or political subdivisions that are
subdivision of such governments.                                   rated AAA or AA by S&P or Aaa or Aa by Moody's or, if
                                                                   unrated, considered to be of comparable quality by
                                                                   Global Bond Fund's portfolio manager. A portion of
                                                                   Emerging Markets Fund's assets and a portion of
                                                                   Global Bond Fund's assets may be invested in
                                                                   foreign governmental securities issued by emerging or
                                                                   developing countries, which may be lower rated,
                                                                   including securities rated below investment grade.

                                                                   For temporary defensive purposes, International
                                                                   Equity Fund, Global Equity Fund and Emerging Markets
                                                                   Fund may invest in high quality debt obligations of
                                                                   foreign governments, their agencies,
                                                                   instrumentalities and political sub-divisions.
                                                                   Global Equity Fund may seek to achieve growth by
                                                                   investing in foreign governmental debt securities.
-------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Securities issued or                   Global Bond Fund may invest only in U.S. government
guaranteed by the U.S. government or issued by an                  obligations, including bills, notes and bonds that
agency or instrumentality of the U.S. government.                  are issued or guaranteed as to the payment of
                                                                   principal and interest by the U.S. government and
                                                                   securities of U.S. government agencies or
                                                                   instrumentalities that are backed by the full faith
                                                                   and credit of the United States.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
-------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions: A forward foreign                   Although the Funds value their assets daily in terms
currency exchange contract involves an obligation to               of U.S. dollars, they do not intend to convert their
purchase or sell a specific currency at a future from              holdings of foreign currencies into U.S. dollars on a
date, which may be any fixed number of days date of                daily basis. Each Fund will, however, from time to
the contract, agreed upon by the parties, at a price               time, purchase or sell foreign currencies and/or
set at the time of the contract.                                   engage in forward foreign currency exchange
                                                                   transactions. Each Fund may conduct its foreign
                                                                   currency transactions on a spot (i.e., cash) basis at
                                                                   the spot rate prevailing in the foreign currency
                                                                   exchange market or through a forward foreign currency
                                                                   exchange contract or forward contract. The Funds
                                                                   will not use forward contracts for speculative
                                                                   purposes. A Fund may use forward contracts for
                                                                   hedging purposes to attempt to protect the value of
                                                                   the Fund's current security or currency holdings or
                                                                   to "lock-in" the price of a security it has agreed to
                                                                   purchase or sell, in terms of U.S. dollars or other
                                                                   currencies in which the transaction will be
                                                                   consummated. Investors should be aware of the costs
                                                                   of currency conversion.
-------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs), European                      Each Fund may invest in sponsored and unsponsored
Depositary Receipts (EDRs), and Global Depositary                  ADRs, EDRs and GDRs, generally focusing on underlying
Receipts (GDRs): ADRs are receipts issued by a U.S.                securities issued by foreign issuers.
depositary (usually a U.S. bank) and EDRs and GDRs
are receipts issued by a depositary outside of the
U.S. (usually a non-U.S. bank or trust company or a
foreign branch of a U.S. bank). Depositary receipts
represent an ownership interest in an underlying
security that is held by the depositary. Generally,
the underlying security represented by an ADR is
issued by a foreign issuer and the underlying
security represented by an EDR or GDR may be issued
by a foreign or U.S. issuer. Sponsored depositary
receipts are issued jointly by the issuer of the
underlying security and the depositary, and
unsponsored depositary receipts are issued by the
depositary without the participation of the issuer of
the underlying security. Generally, the holder of the
depositary receipt is entitled to all payments of
interest, dividends or capital gains that are made on
the underlying security.
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: An agreement between a buyer                Typically, we use repurchase agreements as a
and seller of securities in which the seller agrees                short-term investment for a Fund's cash position. In
to buy the securities back within a specified time at              order to enter into these repurchase agreements, the
the same price the buyer paid for them, plus an                    Fund must have collateral in excess of 100% (and
amount equal to an agreed upon interest rate.                      generally 102%) of the repurchase price.
Repurchase agreements are often viewed as equivalent
to cash.                                                           The collateral is usually securities issued or
                                                                   guaranteed by the U.S. government or its agencies or
                                                                   instrumentalities, or other securities in which the
                                                                   Funds may invest directly.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
-------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities: Restricted                     International Equity Fund, Global Equity Fund,
securities are privately placed and securities whose               New Pacific Fund and Global Bond Fund may each
resale is restricted under securities law or for                   invest up to 10% of the value of its net assets in
other reasons, such as contractual restrictions.                   illiquid securities. Emerging Markets Fund may
Illiquid securities are those that cannot be sold or               invest up to 15% of the value of its net assets in
disposed of in the ordinary course of business within              illiquid securities.
seven days at approximately the price at which the
security has been valued by the Fund. Restricted
securities are generally considered to be illiquid
except that a Fund may treat Rule 144A securities as
liquid based on their trading markets. Rule 144A
securities are restricted securities but may be
freely traded among qualified institutional buyers.
-------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds: Zero coupon bonds are debt                      Global Bond Fund and Emerging Markets Fund may invest
obligations that do not entitle the holder to any                  in zero coupon bonds. The market prices of zero
periodic payments of interest prior to maturity or a               coupon bonds are generally more volatile than the
specified date when the securities begin paying                    market prices of securities that pay interest
current interest and, therefore, are issued and                    periodically and are likely to respond to changes in
traded at a discount from their face amounts or par                interest rates to a greater degree than do non-zero
value.                                                             coupon securities having similar maturities and
                                                                   credit quality.
-------------------------------------------------------------------------------------------------------------------------
Brady bonds: These are debt securities issued under                Global Bond Fund and Emerging Markets Fund may invest
the framework of the Brady Plan, an initiative                     in Brady Bonds consistent with their respective
announced by the U.S. Treasury Secretary, Nicholas F.              investment objectives. We believe that the economic
Brady in 1989, as a mechanism for debtor nations to                reforms undertaken by countries in connection with
restructure their outstanding external indebtedness                the issuance of Brady Bonds can make the debt of
(generally, commercial bank debt).                                 countries that have issued or have announced plans to
                                                                   issue Brady Bonds an attractive opportunity for
                                                                   investment.
-------------------------------------------------------------------------------------------------------------------------

The Funds may also invest in futures contracts, and options. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Portfolio turnover
Each Fund (other than New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in the Fund could result in additional brokerage commissions to be paid by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Borrowing from Banks
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities Lending:
Each Fund may loan up to one-quarter (one-third, in the case of New Pacific
Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-------------------------------------------------------------------------------------------------------------------------
                        Risks                                               How we strive to manage them
-------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the              We maintain a long-term investment approach and
securities in a certain market--like the stock or                  focus on stocks we believe can appreciate over an
bond market--or in a certain country or region                     extended time frame regardless of interim market
will decline in value because of factors such as                   fluctuations. In deciding what portion of a
economic conditions, future expectations or investor               Fund's portfolio should be invested in any
confidence.                                                        individual country, we evaluate a variety of
                                                                   factors, including valuations relative to other
                                                                   countries.

                                                                   In addition, for temporary defensive purposes,
                                                                   each Fund (except than New Pacific Fund) may invest
                                                                   all or a substantial portion of its assets in high
                                                                   quality debt instruments issued by foreign
                                                                   governments, their agencies, instrumentalities or
                                                                   political subdivisions, the U.S. government, its
                                                                   agencies or instrumentalities (and which are backed
                                                                   by the full faith and credit of the U.S.
                                                                   government), or issued by foreign or U.S.
                                                                   companies.

                                                                   For temporary defensive purposes New Pacific Fund
                                                                   may invest up to 100% of its assets in money market
                                                                   instruments, cash or cash equivalents.
-------------------------------------------------------------------------------------------------------------------------
Industry and Security Risk is the risk that the value              We hold a number of different securities in a variety
of securities in a particular industry or the value                of sectors and limit the amount of each Fund's
of an individual stock or bond will decline because                assets invested in any one security in order to
of changing expectations for the performance of that               minimize the impact that a poorly performing security
industry or for the individual company issuing the                 would have on a Fund.
stock or bond.
-------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk is the risk that securities,                    In an attempt to limit Global Bond Fund's
particularly bonds with longer maturities, will                    interest rate risk, we adjust the Fund's average
decrease in value if interest rates rise.                          weighted maturity based on our view of interest
                                                                   rates. The Fund's average weighted maturity will
                                                                   generally be in the five-to-ten year range. When we
                                                                   anticipate that interest rates will decline, we may
                                                                   extend the average maturity beyond ten years and when
                                                                   we anticipate that interest rates will rise, we may
                                                                   shorten the average maturity to less than five years.

                                                                   International Equity Fund, Global Equity Fund, New
                                                                   Pacific Fund and Emerging Markets Fund are generally
                                                                   less affected by interest rate risk because they
                                                                   typically hold a smaller amount of fixed-income
                                                                   securities than Global Bond Fund.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                        Risks                                               How we strive to manage them
-------------------------------------------------------------------------------------------------------------------------
Currency risk is the risk that the value of a Fund's               Each Fund may try to hedge its currency risk by
investments may be negatively affected by changes in               purchasing foreign currency exchange contracts. By
currency exchange rates. Adverse changes in foreign                agreeing to purchase or sell foreign securities at a
exchange rates may reduce or eliminate any gains                   pre-set price on a future date, the Funds attempt
produced by investments that are denominated in                    to protect the value of the stock they own from
foreign currencies and may increase any losses.                    future changes in currency rates and to "lock-in" the
                                                                   price of securities it has agreed to purchase or sell
                                                                   in terms of U.S. dollars or other applicable
                                                                   currency. Each Fund will use forward currency
                                                                   exchange contracts only for defensive or protective
                                                                   measures, not to enhance portfolio returns. However,
                                                                   there is no assurance that such a strategy will
                                                                   be successful.
-------------------------------------------------------------------------------------------------------------------------
Political risk is the risk that countries or the                   We evaluate the political situations in the
entire region where we invest may experience                       countries where we invest and take into account any
political instability, which may cause greater                     potential risks before we select securities for the
fluctuation in the value and liquidity of our                      portfolio. However, there is no way to eliminate
investments due to changes in currency exchange                    political risk when investing internationally.
rates, governmental seizures or nationalization of
assets.
-------------------------------------------------------------------------------------------------------------------------
Emerging markets risk is the possibility that the                  New Pacific Fund, Emerging Markets Fund and Global
risks associated with international investing will be              Bond Fund, carefully screen securities within
greater in emerging markets than in more developed                 emerging markets and strive to consider
foreign markets because, among other things, emerging              material risks associated with an individual
markets may have less stable political and economic                company. We cannot eliminate emerging market risk and
environments.                                                      consequently encourage shareholders to invest in
                                                                   these Funds only if they have a long-term time
                                                                   horizon, over which the potential of individual
                                                                   securities is more likely to be realized. International
                                                                   Equity Fund and Global Equity Fund, to the limited extent
                                                                   that they may invest in emerging markets are also subject
                                                                   to this risk.
-------------------------------------------------------------------------------------------------------------------------
Inefficient market risk is the risk that foreign                   The Funds will attempt to reduce these risks by
markets may be less liquid, have greater price                     investing in a number of different countries,
volatility, less regulation and higher transaction                 performing credit analysis and noting trends in
costs than U.S. markets.                                           the economy, industries and financial markets.
-------------------------------------------------------------------------------------------------------------------------
Information Risk is the risk that foreign companies                We conduct fundamental research on the companies
may be subject to different accounting, auditing and               we invest companies in rather than relying solely on
financial reporting standards than U.S. companies.                 information available through financial reporting. We
There may be less information available about foreign              believe this will help us to better uncover any
issuers than domestic issuers. Furthermore,                        potential weaknesses in individual companies.
regulatory oversight of foreign issuers may be less
stringent or less consistently applied than in the
United States.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                        Risks                                               How we strive to manage them
-------------------------------------------------------------------------------------------------------------------------
Non-diversified fund risk. Non-diversified funds                   Global Equity Fund, Emerging Markets Fund and Global
are believed to be subject to greater risks because                Bond Fund will be non-diversified funds according to
adverse effects on their individual investments                    the 1940 Act. In a diversified fund, 75% of the
may affect a larger portion of their overall                       portfolio must be diversified, meaning that within
assets.                                                            that portion of the portfolio, the Fund cannot
                                                                   invest more than 5% of its net assets in an
                                                                   individual security. When a fund is non-diversified,
                                                                   it does not have to limit the percentage of assets
                                                                   invested in individual securities. However Global
                                                                   Equity Fund, Emerging Markets Fund and Global Bond
                                                                   Fund do intend to satisfy the Internal Revenue
                                                                   Code's diversification requirement, which says that
                                                                   for 50% of the Fund's assets, no more than 5% of net
                                                                   assets can be invested in any one individual
                                                                   security. This means that 50% of each of Global
                                                                   Equity Fund, Emerging Markets Fund and Global Bond
                                                                   Fund must be spread among various securities, with
                                                                   no more than 5% of net assets invested in any single
                                                                   security. The other 50% can be more concentrated
                                                                   with up to 25% invested in individual securities.

                                                                   International Equity Fund and New Pacific Fund are
                                                                   diversified funds, not subject to this risk.
-------------------------------------------------------------------------------------------------------------------------
Foreign government securities risks relates to the                 Global Bond Fund attempts to reduce the risks
ability of a foreign government or government related              associated with investing in foreign governments by
issuer to make timely payments on its external                     focusing on bonds rated within the two highest
debt obligations. This ability to make payments will               rating categories. International Equity Fund
be strongly influenced by the issuer's balance of                  and Global Equity Fund attempt to reduce this risk
payments, including export performance, its access to              by setting ratings standards and by limiting the
international credits and investments, fluctuations                portion of portfolio assets that may be invested in
in interest rates and the extent of its foreign                    such securities. Emerging Markets Fund attempts to
reserves.                                                          reduce this risk by limiting the portion of
                                                                   portfolio assets that may be invested in such
                                                                   securities. Each of the Funds will attempt to limit
                                                                   this risk by performing credit analysis on the
                                                                   issuer of each security purchased and, in the case
                                                                   of International Equity Fund, Emerging Markets Fund
                                                                   and Global Equity Fund, comparing the risk-reward
                                                                   potential of foreign government securities being
                                                                   considered to that offered by equity securities in
                                                                   determining whether to allocate assets to equity or
                                                                   fixed income investments.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                        Risks                                               How we strive to manage them
-------------------------------------------------------------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities              Global Bond Fund may invest a portion of its assets
are those securities rated lower than BBB by S&P and               in these securities. Emerging Markets Fund may
its Baa by Moody's. Securities of this type are                    invest up to 35% of net assets in these securities.
considered to be of poor standing and
predominantly speculative as to the ability to repay               We believe the high yields from these bonds have more
interest and principal.                                            than compensated for their higher default rates in
                                                                   the past. There can be no assurance, however, that
Medium- and low-grade bonds may be issued as a                     yields will continue to offset default rates in the
consequence of corporate restructurings, such as                   future. We intend to limit our investment in any one
leveraged buy-outs, mergers, acquisitions, debt                    lower rated bond which can help to reduce the effect
recapitalizations or similar events. Also these bonds              of an individual default on the Funds, and to limit
are often issued by smaller, less creditworthy                     our overall allocation of Fund assets to bonds in
companies or by highly leveraged (indebted) firms,                 this category. Such limitations may not protect the
which are generally less able than more financially                Funds from widespread bond defaults brought about by
stable firms to make scheduled payments of interest                a sustained economic downturn.
and principal. The risks posed by bonds issued under
such circumstances are substantial.                                The economy and interest rates may affect these high
                                                                   yield, high risk securities differently from other
                                                                   securities. Prices have been found to be less
                                                                   sensitive to interest rate changes than higher rated
                                                                   investments, but more sensitive to adverse economic
                                                                   changes or individual corporate developments. Also,
                                                                   during an economic downturn or a substantial period
                                                                   of rising interest rates, highly leveraged issuers
                                                                   may experience financial stress which would adversely
                                                                   affect their ability to make principal and
                                                                   interest payments obligations, to meet projected business
                                                                   goals and to obtain additional financing. Changes by
                                                                   recognized rating agencies in their rating of any such
                                                                   security and in the ability of the issuer to make
                                                                   payments of interest and principal will also
                                                                   ordinarily have a more dramatic effect on the values
                                                                   of these investments than on the values of
                                                                   higher-rated securities. Consequently, these changes
                                                                   will affect the Funds' net asset value per share.
-------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment managers and sub-advisers
International Equity Fund, Global Equity Fund, Emerging Markets Fund and Global Bond Fund are managed by Delaware International Advisers Ltd. Delaware International Advisers makes investment decisions for these Funds, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to  Global Equity Fund.
Delaware Management Company manages the U.S. securities portion of Global Equity Fund's portfolio under the overall supervision of Delaware International Advisers and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

New Pacific Fund is managed by Delaware Management Company. AIB Govett, Inc. is New Pacific Fund's sub-adviser. As sub-adviser, AIB Govett is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the AIB Govett's performance.

For the services they provided, the manager and sub-advisers, where applicable, were paid the following fees for the Funds' last fiscal year after giving effect to voluntary expense caps:

                           Investment Management Fees

                                   International       Global Equity          New         Emerging Markets   Global Bond
                                     Equity Fund           Fund           Pacific Fund          Fund             Fund
                                   -------------       -------------      ------------    ----------------   -----------
As a percentage of average
daily net assets                      0.75%                0.31%              none              none             0.41%
                                      -----                -----              ----              ----             -----


Portfolio managers

International Equity Fund
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

Clive A. Gillmore, Senior Portfolio Manager and Director of Delaware International Advisers, has been the senior portfolio manager for the Fund since its inception. A graduate of the University of Warwick who began his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers, is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as co-manager of the Fund on December 22, 1997. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Group for five years.

Global Equity Fund
Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.

Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers, has been the portfolio manager for the Fund since
July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International Advisers in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder.

Robert L. Arnold, Vice President/Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

New Pacific Fund
Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investments for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Emerging Markets Fund
Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund (please see International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert
Akester and Joshua A. Brooks.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers, joined Delaware International Advisers in 1996. Mr. Akester, who began his investment career in 1969, was most recently a director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a senior analyst and head of the South-East Asian Research team at James Capel, and as a fund manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Joshua A. Brooks, Senior Portfolio Manager of Delaware International Advisers, holds a bachelor's degree from Yale University and has undertaken graduate studies at The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the emerging markets team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International Advisers.

Global Bond Fund
Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. In making investment decisions for Global Bond Fund, Mr. Sims and Mr. Moth regularly consult with W. Hywel Morgan.

Ian G. Sims, Deputy Managing Director/Chief Investment Officer, Global Fixed Income and Director of Delaware International Advisers, has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International Advisers in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware International Advisers, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Management Ltd.

Christopher A Moth, Senior Portfolio Manager of Delaware International Advisers, became co-manager of Global Bond Fund in January 1997. Mr. Moth, a graduate of The City University London, joined Delaware International Advisers in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

W. Hywel Morgan, Senior Portfolio Manager of Delaware International Advisers, was educated at the University of Wales and was subsequently an economics lecturer at Dundee University. Prior to joining Delaware International Advisers, he was Associate Director of the international fixed-income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a corporate economist & strategist at Ford of Europe and Esso Petroleum.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]
                                        Board of Directors


Investment Managers                          The Funds                 Custodian
Delaware International Advisers Ltd.                    The Chase Manhattan Bank
Third Floor                                             4 Chase Metrotech Center
80 Cheapside                                                  Brooklyn, NY 11245
London, England EC2V 6EE

Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

Sub-Advisers
Delaware Management Company

AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104

Portfolio managers               Distributor Services     Distributor
(see page 31 for details)        Delaware Service         Delaware
                                 Company, Inc.            Distributors, L.P.
                                 1818 Market Street       1818 Market Street
                                 Philadelphia, PA 19103   Philadelphia, PA 19103



                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

o   Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
Dividends, if any, for International Equity Fund, Global Equity Fund and Global Bond Fund are paid quarterly, and for New Pacific Fund and Emerging Markets Fund are paid annually. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
International Equity Fund, Emerging Markets Fund and New Pacific Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on International Equity Fund, Emerging Markets Fund, New Pacific Fund and Foundation Funds as a result of these transactions.

Fund Companies
The Funds are separate series of the investment companies shown below.

Delaware Group Global & International Funds, Inc.
International Equity Fund
Global Equity Fund
Emerging Markets Fund
Global Bond Fund

Delaware Group Adviser Funds, Inc.
New Pacific Fund

Financial information

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Institutional Class
                                                                                               Year Ended 11/30
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                                   1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.720     $14.710     $12.240     $11.970     $11.290

Income from investment operations
Net investment income(1)                                                    0.318       0.267       0.530       0.323       0.166
Net realized and unrealized gain on investments and foreign                 0.962       0.238       2.405       0.637       0.899
                                                                           -------     -------     -------     -------     -------
currencies
Total from investment operations                                            1.280       0.505       2.935       0.960       1.065
                                                                           -------     -------     -------     -------     -------
Less dividends and distributions
Dividends from net investment income                                       (0.475)     (0.475)     (0.320)     (0.220)     (0.245)
Distributions from net realized gain on investments                        (0.155)     (0.020)     (0.145)     (0.470)     (0.140)
                                                                          -------     -------     -------     -------     -------
Total dividends and distributions                                          (0.630)     (0.495)     (0.465)     (0.690)     (0.385)
                                                                          -------     -------     -------     -------     -------

Net asset value, end of period                                            $15.370     $14.720     $14.710     $12.240     $11.970
                                                                          =======     =======     =======     =======     =======

Total return                                                                 9.10%    3.55%(2)   24.68%(2)       8.46%    9.47%(2)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                  $164,823     $71,177     $34,194     $11,660      $7,613
Ratio of expenses to average net assets                                      1.40%       1.40%       1.55%       1.77%       1.26%
Ratio of expenses to average net assets
                  prior to expense limitation                                1.40%       1.41%       1.65%       1.77%       1.52%
Ratio of net investment income to average net assets                         2.10%       1.76%       4.00%       2.87%       1.52%
Ratio of net investment income to average net assets
                  prior to expense limitation                                2.10%       1.75%       3.90%       2.87%       1.26%
Portfolio turnover                                                              5%          8%          9%         21%         27%
----------------------------------------------------------------------------------------------------------------------------------

Volatility
Volatility, as indicated by year-by-year total return(2)                     1998        1997        1996        1995        1994
                                                                             -----------------------------------------------------
Volatility chart is not part of the Financial highlights and has             9.10%       3.55%      24.68%       8.46%       9.47%
not been audited by Ernst & Young LLP.

  (1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
  (2) Total return reflects expense limitations in effect for the Fund.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Period
                                                                                                            12/27/94(2)
                                                                                  Institutional Class           through
                                                                                    Year Ended 11/30           11/30/95
                                                                       -----------------------------------
Global Equity Fund                                                        1998(4)         1997        1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.100      $13.340    $11.930      $10.000

Income from investment operations
Net investment income(1)                                                    0.329        0.478       0.567        0.473
Net realized and net unrealized gain on investments and foreign
currencies                                                                  0.816        0.857       1.533        1.697
                                                                            -----        -----       -----        -----
Total from investment operations                                            1.145        1.335       2.100        2.170
                                                                            -----        -----       -----        -----

Less dividends and distributions
Dividends from net investment income                                      (0.405)      (0.525)     (0.420)      (0.240)
Distributions from net realized gain on investments                       (1.230)      (0.050)     (0.270)         none
                                                                          -------      -------     -------     --------
Total dividends and distributions                                         (1.635)      (0.575)     (0.690)      (0.240)
                                                                          -------      -------     -------     --------
Net asset value, end of period                                            $13.610      $14.100     $13.340      $11.930
                                                                          =======      =======     =======      =======

Total return(3)                                                             9.07%       10.34%      18.38%       21.88%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                    $2,627       $2,310      $2,203       $2,191
Ratio of expenses to average net assets                                     1.25%        0.95%       0.95%        0.95%
Ratio of expenses to average net assets
                  Prior to expense limitation                               1.69%        1.86%       2.42%        7.25%
Ratio of net investment income to average net assets                        2.47%        3.54%       4.43%        5.05%
Ratio of net investment income (loss) to average net assets
                  Prior to expense limitation                               2.03%        2.63%       2.96%      (1.25%)
Portfolio turnover                                                            90%          74%         34%          57%
----------------------------------------------------------------------------------------------------------------------------------

Volatility                                                                                                       Period
Volatility, as indicated by year-by-year total return(3)                                                    12/27/94(2)
                                                                                                                through
                                                                                  1998    1997        1996     11/30/95
                                                                                  -------------------------------------
Volatility chart is not part of the Financial highlights and has                  9.07%  10.34%      18.38%      21.88%
not been audited by Ernst & Young LLP.

(1) Per share information for the years ended November 30, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.
(4) On July 21, 1998, the Fund was renamed Global Equity Fund (formerly the Global Assets Fund) and its investment focus was changed, eliminating the Fund's bond component in favor of stocks.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the years ended October 31, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before October 31, 1996 has been audited by the Fund's previous independent auditors.

---------------------------------------------------------------------------------------------------------------------------
                                                                                          Institutional Class
                                                                                                Shares
                                                                                           Year Ended 10/31          Period
                                                                       --------------------------------------------  2/3/94(1)
                                                                                                                        to
New Pacific Fund                                                         1998(4)    1997(4)     1996(5)       1995  10/31/94
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $7.440     $9.530     $8.770    $10.480    $11.140
Income (loss) from investment operations
     Net investment income (loss)                                          0.024      0.020     (0.050)    (0.010)     0.010
     Net realized and unrealized gain (loss) on
          investments and foreign currencies                              (2.719)    (1.960)     0.820     (1.410)    (0.670)
                                                                          -------    -------    -------    -------    -------

     Total from investment operations                                     (2.695)    (1.940)     0.770     (1.420)    (0.660)
                                                                          -------    -------    -------    -------    -------
Less dividends and distributions
     Dividends from net investment income                                 (0.055)    (0.150)    (0.010)      none       none
     Distributions from net realized gain on investments                    none       none       none     (0.290)      none
                                                                          -------    -------    -------    -------    -------
     Total dividends and distributions                                    (0.055)    (0.150)    (0.010)    (0.290)      none
                                                                          -------    -------    -------    -------    -------
Net asset value, end of period                                            $4.690     $7.440     $9.530     $8.770    $10.480
                                                                          ======     ======     ======     ======    =======

Total return(2)                                                          (36.39%)   (20.79%)      8.77%    (13.65%)    (5.98%)

Ratios and supplemental data
     Net assets, end of period (000 omitted)                                $219       $250       $119        $62        $47
     Ratio of expenses to average net assets                                1.60%      1.50%      1.50%      1.50%      1.50%(3)

     Ratio of expenses to average net assets prior
          to expense limitation                                             2.93%      1.56%      2.45%      3.38%      3.31%(3)

     Ratio of net investment income (loss) to average
          net assets                                                        0.45%      0.22%     (0.09%)    (0.16%)     0.23%(3)

     Ratio of net investment income (loss) to average
          net assets prior to Expense limitation                           (0.88%)     0.16%     (1.04%)    (2.04%)    (1.58%)(3)

     Portfolio turnover                                                      188%       178%       163%       163%       104%
Volatility
Volatility, as indicated by year-by-year total return(2)                    1998       1997       1996       1995       1994
Volatility chart is not part of the Financial highlights and has not been audited by Ernst & Young LLP or by the
          Fund's previous auditors.                                       (36.39%)   (20.79%)     8.77%    (13.65%)    (5.98%)

(1)Commencement of operations.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions. Total return also reflects expense limitations in effect during the period.
(3)Annualized.
(4)The average shares outstanding method has been applied for per share information.
(5)Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------------------------
                                                                                   Institutional Class
                                                                                     Year Ended 11/30
                                                                     ----------------------------------------
                                                                                                      Period
                                                                                                  6/10/96(2)
                                                                                                     through
Emerging Markets Fund                                                         1998         1997      11/30/96
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.250       $9.990       $10.000

Income (loss) from investment operations
Net investment income(1)                                                   0.151         0.098         0.047
Net realized and unrealized gain (loss) on investments and                (3.191)        0.262       (0.057)
                                                                          -------        -----       -------
foreign currencies
Total from investment operations                                          (3.040)        0.360       (0.010)
                                                                          -------        -----       -------
Less dividends and distributions
Dividends from net investment income                                      (0.055)      (0.025)          none
Distributions from net realized gain on investments                       (0.605)      (0.075)          none
                                                                          -------        -----       -------
Total dividends and distributions                                         (0.660)      (0.100)          none
                                                                          -------      -------       -------

Net asset value, end of period                                             $6.550      $10.250        $9.990
                                                                          =======      =======       =======

Total return(3)                                                          (31.55%)        3.64%       (0.10%)

Ratios and supplemental data
Net assets, end of period (000 omitted)                                    $1,117       $1,916        $3,717
Ratio of expenses to average net assets                                     1.70%        1.70%         1.70%
Ratio of expenses to average net assets
                  Prior to expense limitation                               3.61%        2.72%         3.80%
Ratio of net investment income to average net assets                        1.84%        0.82%         0.47%
Ratio of net investment income (loss) to average net assets
                  Prior to expense limitation                             (0.07%)      (0.20%)       (1.63%)
Portfolio turnover                                                            47%          65%           36%
-------------------------------------------------------------------------------------------------------------
Volatility
                                                                                                      Period
Volatility, as indicated by year-by-year total return(3)                                          6/10/96(2)
                                                                                                     through
                                                                             1998         1997      11/30/96
                                                                           ------     --------    ----------
Volatility chart is not part of the Financial highlights and has           (31.55%)       3.64%        (0.10%)
not been audited by Ernst & Young LLP.

(1) Per share information was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-----------------------------------------------------------------------------------------------------------------------


                                                                                  Institutional Class            Period
                                                                                    Year Ended 11/30        11/27/94(2)
                                                                     --------------------------------------     through
Global Bond Fund                                                              1998         1997        1996    11/30/95
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.810      $11.520     $11.270     $10.000

Income from investment operations
Net investment income(1)                                                     0.627        0.658       0.788       0.782
Net realized and unrealized gain (loss) on investments and foreign          (0.017)      (0.515)      0.732       1.088
                                                                            -------      -------     ------      ------
currencies
Total from investment operations                                             0.610        0.143       1.520       1.870
                                                                            -------      -------     ------      ------
Less dividends and distributions
Dividends from net investment income                                        (0.460)      (0.813)     (0.910)     (0.600)
Distributions from net realized gain on investments                         (0.030)      (0.040)     (0.360)       none
                                                                            -------      -------     ------      ------
Total dividends and distributions                                           (0.490)      (0.853)     (1.270)     (0.600)
                                                                            -------      -------     ------      ------

Net asset value, end of period                                             $10.930      $10.810     $11.520     $11.720
                                                                           =======      =======     =======     =======

Total return(3)                                                               5.88%        1.45%      14.68%      19.21%

Ratios and supplemental data
Net assets, end of period (000 omitted)                                    $12,937      $11,278      $6,707        $897
Ratio of expenses to average net assets                                       0.95%        0.95%       0.95%       0.95%
Ratio of expenses to average net assets
                  Prior to expense limitation                                 1.29%        1.74%       4.70%      12.04%
Ratio of net investment income to average net assets                          5.88%        6.06%       7.12%       8.00%
Ratio of net investment income (loss) to average net assets
                  Prior to expense limitation                                 5.54%        5.27%       3.37%     (3.09%)
Portfolio turnover                                                              93%          76%         42%         98%
-----------------------------------------------------------------------------------------------------------------------

Volatility                                                                                                       Period
                                                                                                            11/29/95(2)
Volatility, as indicated by year-by-year total return(3)                                                        through
                                                                             1998         1997        1996     11/30/95
                                                                           --------------------------------------------
Volatility chart is not part of the Financial highlights and has            5.88%        1.45%      14.68%       19.21%
not been audited by Ernst & Young LLP.

(1) Per share information for the years ended November 30, 1996, 1997 and 1998 was based on the average shares outstanding method.
(2) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(3) Total return reflects expense limitations in effect for the Fund.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain on investments occurs when we sell an investment at a loss.
When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.


Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio.
For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary runs along the bottom of the pages]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into anothers's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.


Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index The Morgan Stanley Capital International EAFE Stock Index is an international index including stocks traded on 16 exchanges in Europe, Australia and the Far East, weighted by capitalization.The index is unmanaged and doesn't include the actual costs of buying, selling, and holding securities.

Morgan Stanley Capital International Emerging Markets Free Index
The Morgan Stanley International Emerging Markets Free Index is a U.S. dollar dominated index composed of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

Morgan Stanley Capital International World Index
The Morgan Stanley Capital International World Index is an international index that includes stocks traded in Europe, Australia, the Far East, plus the U.S., and Canada, and South Africa, weighted by capitalization.

Morgan Stanley Pacific Index
A total return index, reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 500 companies (only those securities deemed sufficiently liquid for trading by investors) from the following 6 countries: Australia, Hong Kong, Japan, Malaysia, New Zealand, Singapore.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.


Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Salomon Smith Barney World Government Bond Index
A market-capitalization weighted benchmark that tracks the performance of the 18 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[end glossary]

Appendix A

Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.



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

Appendix B

New Pacific Fund
Additional information on investment policies and risk considerations

In attempting to achieve its investment objective and policies, the New Pacific Fund may employ, among others, one or more of the strategies set forth below. The information in this section is specific to New Pacific Fund. Other Funds may or may not also use these strategies, as described elsewhere in this prospectus.

Convertible Securities
The Fund may invest in securities that either have warrants or rights attached or are otherwise convertible into other or additional securities. A convertible security is typically a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the common stock underlying the convertible security. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

U.S. Government Securities
The Fund may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include:

    o direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and

    o federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures).

For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

Repurchase Agreements
The Fund may enter into repurchase agreements, under which the Fund buys a security (typically a U.S. government security or other money market security) and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the Fund's Custodian collateral equal to at least 102% of the repurchase price including accrued interest, as monitored daily by the manager and/or sub-adviser. The Fund only will enter into repurchase agreements involving securities in which it could otherwise invest and with banks, brokers or dealers deemed by the board of directors to be creditworthy. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.




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

The funds in Delaware Investments have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

When-Issued Securities and Firm Commitment Agreements
The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Fund as a purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Fund may invest in when-issued securities in order to take advantage of securities that may be especially under or over valued when trading on a when-issued basis.

The Fund will segregate liquid assets such as cash, U.S. government securities or other appropriate high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while it is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other Fund securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

Money Market Instruments
The Fund may invest in money market instruments without limit for temporary or defensive purposes. These are shorter-term debt securities generally maturing in one year or less which include:

    o commercial paper (short-term notes up to 9 months issued by corporations or governmental bodies);
    o commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity));
    o corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less);
    o  variable rate demand notes, short-term tax-exempt obligations; and
    o savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

Strategic Transactions
General. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. Such strategies are generally accepted as modern Fund management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing these investment strategies, the Fund may purchase and sell derivative securities. In particular, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the

Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its Fund securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the manager's or sub-adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Fund management purposes and not for speculative purposes. Additional information relating to certain financial instruments or strategies is set forth below. In addition, see Special risks of strategic transactions, below, for a discussion of certain risks.

Limitations on Futures and Options Transactions. The Fund will not enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the Fund have purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Fund's net asset value without reference to the definition of "bona fide hedging transactions and positions" under the Commodity Exchange Act, as amended, or unless the futures contract is covered by cash equivalent set-asides equal to the total contract value.

In addition to the above limitations, the Fund will not:

         o sell futures contracts, purchase put options or write call options if, as a result, more than 25% of its total assets would be hedged with futures and options under normal conditions;
         o purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
         o purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of its total assets.

These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere are not fundamental policies and may be changed as regulatory agencies permit.

Options Transactions. The Fund may purchase and write (i.e., sell) put and call options on securities and currencies that are traded on national securities exchanges or in the over-the-counter market to enhance income or to hedge its funds. A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase securities or currencies subject to the option at a specified price (the exercise price or strike price). When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities in excess of the exercise price of the option.

         A put option gives the purchaser, in return for a premium, the right for a specified period of time to sell the securities or currencies subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.

         The Fund will write only "covered" options. An option is covered if the Fund owns an offsetting position in the underlying security or maintains cash, U.S. government securities or other high-grade debt obligations with a value sufficient at all times to cover its obligations. See the Statement of Additional Information.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts to protect the value of their funds against future changes in the level of currency exchange rates. The Fund may enter into such contracts on a spot (i.e., cash) basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency at a future date. The Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or Fund positions. Transaction hedging generally arises in connection with the purchase or sale of its Fund securities and accruals of interest or dividends receivable and Fund expenses. Position hedging generally arises with respect of existing Fund security or currency positions.

Futures Contracts and Options Thereon. The Fund may purchase and sell financial futures contracts and options thereon which are exchange-listed or over-the-counter for certain hedging, return enhancement and risk management purposes in accordance with regulations of the CFTC. These futures contracts and related options will be on interest-bearing securities, financial indices and interest rate indices. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future.

The Fund may not purchase or sell futures contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and premiums paid on such related options would exceed 5% of the market value of the Fund's total assets. In addition, the value of all futures contracts sold will not exceed the total market value of the Fund.

Swap Agreements. The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In an interest rate swap, one party agrees to make regular payments of a floating rate times a "notional" principal amount in return for payments of a fixed rate times the same amount. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

Swap agreements usually involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be very volatile and may substantially impact the Fund's performance. Swap agreements are also subject to the risk of a counterpart's ability to perform (i.e., creditworthiness). The Fund may also suffer losses if it is unable to terminate swap agreements or reduce exposure through offsetting transactions in a timely manner.

Special Risks of Strategic Transactions. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these Strategic Transactions. If the manager's and/or sub-adviser's prediction of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such Strategic Transactions were not used. Risks inherent in the use of options, foreign current and futures contracts and options on futures contracts include:

    o dependence on the manager's and/or sub-adviser's ability to predict current movements in the direction of interest rates, securities prices and currency markets;
    o imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of securities being hedged;
    o the fact that skills need to use these strategies are different from those needed to select Fund securities;
    o the possible absence of a liquid secondary market for any particular instrument at any time;
    o the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and
    o the possible inability of a Fund to purchase or sell a Fund security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a Fund security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate securities in connection with Strategic Transactions.

Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchase of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Statement of Additional Information.

The Fund's ability to engage in Strategic Transactions is limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See the Statement of Additional Information.

                                    *   *   *

         The Statement of Additional Information describes certain of these investment policies and risk considerations. The Statement of Additional Information also sets forth other investment policies, risk considerations and more specific investment restrictions.

[back cover]

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Delaware Group Global & International Funds, Inc.'s Investment Company Act file number: 811-6324 Delaware Group Adviser Funds, Inc.'s Investment Company Act file number: 811-7972

Fund Symbols                                     CUSIP            NASDAQ
---- -------                                     -----            ------

International Equity Fund Institutional Class    245914403        DEQIX
Global Equity Fund Institutional Class           245914601        DGAIX
New Pacific Fund Institutional Class             245917810        DENIX
Emerging Markets Fund Institutional Class        245914817        DEMIX
Global Bond Fund Institutional Class             245914502        DGBIX



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


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